FIDELITY(registered trademark)
DESTINY
PORTFOLIOS:
DESTINY I - CLASS O
DESTINY II - CLASS O

Annual Report
September 30, 1999

FIDELITY
DESTINY
PORTFOLIOS:

DESTINY I - CLASS O
DESTINY II - CLASS O

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT (DESTINY I)
Beth Terrana, VICE PRESIDENT (DESTINY II)
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

 DES-ANN-1199
 1.537812.102

* INDEPENDENT  TRUSTEES

(recycle logo) Printed on recycled paper
6i-87945


CONTENTS

ANNUAL REPORT

PERFORMANCE                     A-2   How the funds have done over
                                      time.

FUND TALK                       A-5   The managers' review of the
                                      funds' performance,
                                      strategy and outlook.

INVESTMENT CHANGES              A-11  A summary of major shifts in
                                      the funds' investments  over
                                      the past six months.

DESTINY I

 INVESTMENTS                    A-12  A complete list of the fund's
                                      investments  with their
                                      market values.

 FINANCIAL STATEMENTS           A-18  Statements of assets and
                                      liabilities, operations, and
                                       changes in net assets, as
                                      well as financial highlights.

DESTINY II

 INVESTMENTS                    A-23  A complete list of the fund's
                                      investments  with their
                                      market values.

 FINANCIAL STATEMENTS           A-29  Statements of assets and
                                      liabilities, operations, and
                                       changes in net assets, as
                                      well as financial highlights.

NOTES                           A-34  Notes to the financial
                                      statements.

INDEPENDENT AUDITORS' REPORT    A-41  The auditors' opinion

DISTRIBUTIONS                   A-42

OF SPECIAL NOTE                 A-43

PROXY VOTING RESULTS            A-44

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) THIS REPORT IS PRINTED ON RECYCLED PAPER USING
SOY-BASED INKS.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.

SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FIDELITY DESTINY PORTFOLIOS: DESTINY I: CLASS O
PERFORMANCE: THE BOTTOM LINE

$10,000 OVER 10 YEARS
             Destiny I - CL O            S&P 500
             00006                       SP001
  1989/09/30      10000.00                    10000.00
  1989/10/31       9663.30                     9768.00
  1989/11/30       9710.44                     9967.27
  1989/12/31       9654.19                    10206.48
  1990/01/31       9076.65                     9521.63
  1990/02/28       9269.16                     9644.46
  1990/03/31       9468.81                     9900.03
  1990/04/30       9162.21                     9652.53
  1990/05/31      10174.69                    10593.65
  1990/06/30      10153.30                    10521.62
  1990/07/31       9868.09                    10487.95
  1990/08/31       8857.57                     9539.84
  1990/09/30       8260.60                     9075.25
  1990/10/31       8200.90                     9036.22
  1990/11/30       8902.35                     9619.96
  1990/12/31       9350.08                     9888.36
  1991/01/31      10357.47                    10319.49
  1991/02/28      11073.83                    11057.34
  1991/03/31      11335.01                    11324.93
  1991/04/30      11476.79                    11352.11
  1991/05/31      12163.31                    11842.52
  1991/06/30      11364.86                    11300.13
  1991/07/31      12118.53                    11826.72
  1991/08/31      12529.68                    12107.01
  1991/09/30      12318.37                    11904.82
  1991/10/31      12263.59                    12064.35
  1991/11/30      11512.28                    11578.15
  1991/12/31      12989.22                    12902.69
  1992/01/31      13129.60                    12662.70
  1992/02/29      13608.54                    12827.32
  1992/03/31      13303.01                    12577.19
  1992/04/30      13781.95                    12946.96
  1992/05/31      13897.55                    13010.40
  1992/06/30      13658.08                    12816.54
  1992/07/31      14211.34                    13340.74
  1992/08/31      13834.57                    13067.25
  1992/09/30      13973.94                    13221.45
  1992/10/31      13890.32                    13267.72
  1992/11/30      14559.28                    13720.15
  1992/12/31      14957.38                    13888.91
  1993/01/31      15419.27                    14005.57
  1993/02/28      15468.41                    14196.05
  1993/03/31      16234.95                    14495.59
  1993/04/30      16333.23                    14144.79
  1993/05/31      16795.12                    14523.87
  1993/06/30      16922.87                    14565.99
  1993/07/31      17139.08                    14507.73
  1993/08/31      17729.53                    15057.57
  1993/09/30      17729.53                    14941.63
  1993/10/31      18381.50                    15250.92
  1993/11/30      18265.83                    15106.04
  1993/12/31      18908.98                    15288.82
  1994/01/31      20112.58                    15808.64
  1994/02/28      19808.87                    15380.23
  1994/03/31      18875.23                    14709.65
  1994/04/30      19437.66                    14897.93
  1994/05/31      19583.90                    15142.26
  1994/06/30      19032.71                    14771.27
  1994/07/31      19662.64                    15255.77
  1994/08/31      20551.28                    15881.26
  1994/09/30      19910.11                    15492.17
  1994/10/31      20348.80                    15840.74
  1994/11/30      19651.39                    15263.82
  1994/12/31      19746.52                    15490.18
  1995/01/31      19935.74                    15891.84
  1995/02/28      20611.53                    16511.15
  1995/03/31      21192.71                    16998.39
  1995/04/30      21990.14                    17498.99
  1995/05/31      23017.33                    18198.43
  1995/06/30      23801.25                    18621.18
  1995/07/31      24652.74                    19238.66
  1995/08/31      24868.99                    19286.95
  1995/09/30      25382.59                    20100.85
  1995/10/31      25585.33                    20029.09
  1995/11/30      26315.18                    20908.37
  1995/12/31      27042.90                    21311.07
  1996/01/31      27547.97                    22036.50
  1996/02/29      27446.96                    22240.77
  1996/03/31      27374.81                    22454.95
  1996/04/30      27894.31                    22785.94
  1996/05/31      28500.39                    23373.59
  1996/06/30      28702.42                    23462.64
  1996/07/31      27822.15                    22426.06
  1996/08/31      28053.04                    22899.03
  1996/09/30      29452.81                    24187.79
  1996/10/31      30578.40                    24854.88
  1996/11/30      32901.72                    26733.66
  1996/12/31      32058.19                    26204.07
  1997/01/31      33626.69                    27841.30
  1997/02/28      33930.78                    28059.58
  1997/03/31      32186.23                    26906.61
  1997/04/30      33802.74                    28512.93
  1997/05/31      35979.43                    30248.80
  1997/06/30      37131.80                    31603.95
  1997/07/31      39948.69                    34118.67
  1997/08/31      38508.24                    32207.35
  1997/09/30      40140.75                    33971.34
  1997/10/31      39324.50                    32836.70
  1997/11/30      40748.95                    34356.71
  1997/12/31      41972.01                    34946.61
  1998/01/31      42131.80                    35333.12
  1998/02/28      44848.27                    37881.35
  1998/03/31      46304.15                    39821.25
  1998/04/30      46215.37                    40221.85
  1998/05/31      45824.77                    39530.44
  1998/06/30      46996.58                    41136.17
  1998/07/31      47156.37                    40698.07
  1998/08/31      41031.01                    34813.94
  1998/09/30      43640.95                    37044.12
  1998/10/31      46978.82                    40057.29
  1998/11/30      49979.36                    42485.16
  1998/12/31      52729.80                    44933.16
  1999/01/31      53238.51                    46812.26
  1999/02/28      50773.22                    45357.34
  1999/03/31      52084.12                    47172.08
  1999/04/30      54314.62                    48999.06
  1999/05/31      53982.01                    47842.19
  1999/06/30      56369.03                    50497.43
  1999/07/31      55116.82                    48920.90
  1999/08/31      53747.22                    48678.74
  1999/09/30      51927.60                    47344.46
IMATRL PRASUN   SHR__CHT 19990930 19991012 120723 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I: Class O on September 30, 1989. As the chart shows, by September 30, 1999, the value of the investment would have grown to $51,928 - a 419.28% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $47,344 - a 373.44% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY I: CL O                   18.99%       160.81%       419.28%

S&P 500 (registered trademark)    27.80%       205.60%       373.44%

Lipper Growth Funds Average       30.34%       153.87%       294.93%

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY I: CL O               18.99%       21.13%        17.91%

$50/month 15-Year Plan        -43.12%      16.76%        16.36%

S&P 500                       27.80%       25.03%        16.82%

Lipper Growth  Funds Average  30.34%       20.00%        14.35%

The charts above show Destiny I: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans I: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page A-4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY II: CLASS O
PERFORMANCE: THE BOTTOM LINE

$10,000 OVER 10 YEARS
             Destiny II - CL O           S&P 500
             00306                       SP001
  1989/09/30      10000.00                    10000.00
  1989/10/31       9674.12                     9768.00
  1989/11/30       9767.23                     9967.27
  1989/12/31       9848.77                    10206.48
  1990/01/31       9208.28                     9521.63
  1990/02/28       9380.72                     9644.46
  1990/03/31       9612.28                     9900.03
  1990/04/30       9316.67                     9652.53
  1990/05/31      10380.87                    10593.65
  1990/06/30      10400.58                    10521.62
  1990/07/31      10031.06                    10487.95
  1990/08/31       8945.73                     9539.84
  1990/09/30       8278.06                     9075.25
  1990/10/31       8217.82                     9036.22
  1990/11/30       9061.19                     9619.96
  1990/12/31       9600.33                     9888.36
  1991/01/31      10678.28                    10319.49
  1991/02/28      11513.32                    11057.34
  1991/03/31      11877.69                    11324.93
  1991/04/30      12110.49                    11352.11
  1991/05/31      12798.76                    11842.52
  1991/06/30      11892.88                    11300.13
  1991/07/31      12727.91                    11826.72
  1991/08/31      13228.04                    12107.01
  1991/09/30      13002.16                    11904.82
  1991/10/31      12947.06                    12064.35
  1991/11/30      12109.64                    11578.15
  1991/12/31      13577.20                    12902.69
  1992/01/31      13838.75                    12662.70
  1992/02/29      14419.97                    12827.32
  1992/03/31      13978.24                    12577.19
  1992/04/30      14449.03                    12946.96
  1992/05/31      14669.89                    13010.40
  1992/06/30      14344.41                    12816.54
  1992/07/31      14919.81                    13340.74
  1992/08/31      14486.95                    13067.25
  1992/09/30      14531.67                    13221.45
  1992/10/31      14525.28                    13267.72
  1992/11/30      15253.46                    13720.15
  1992/12/31      15679.43                    13888.91
  1993/01/31      16220.79                    14005.57
  1993/02/28      16260.89                    14196.05
  1993/03/31      16942.60                    14495.59
  1993/04/30      16942.60                    14144.79
  1993/05/31      17530.75                    14523.87
  1993/06/30      17684.47                    14565.99
  1993/07/31      17851.55                    14507.73
  1993/08/31      18507.12                    15057.57
  1993/09/30      18555.80                    14941.63
  1993/10/31      19251.30                    15250.92
  1993/11/30      19174.79                    15106.04
  1993/12/31      19882.48                    15288.82
  1994/01/31      21134.75                    15808.64
  1994/02/28      20878.43                    15380.23
  1994/03/31      19860.51                    14709.65
  1994/04/30      20453.69                    14897.93
  1994/05/31      20600.15                    15142.26
  1994/06/30      19992.33                    14771.27
  1994/07/31      20644.09                    15255.77
  1994/08/31      21588.78                    15881.26
  1994/09/30      20907.73                    15492.17
  1994/10/31      21361.77                    15840.74
  1994/11/30      20680.71                    15263.82
  1994/12/31      20772.77                    15490.18
  1995/01/31      20990.37                    15891.84
  1995/02/28      21676.66                    16511.15
  1995/03/31      22262.52                    16998.39
  1995/04/30      23074.35                    17498.99
  1995/05/31      24112.15                    18198.43
  1995/06/30      24923.98                    18621.18
  1995/07/31      25777.65                    19238.66
  1995/08/31      26003.63                    19286.95
  1995/09/30      26547.64                    20100.85
  1995/10/31      26765.24                    20029.09
  1995/11/30      27493.37                    20908.37
  1995/12/31      28242.74                    21311.07
  1996/01/31      28770.64                    22036.50
  1996/02/29      28647.46                    22240.77
  1996/03/31      28550.68                    22454.95
  1996/04/30      29078.58                    22785.94
  1996/05/31      29685.67                    23373.59
  1996/06/30      29879.24                    23462.64
  1996/07/31      29008.20                    22426.06
  1996/08/31      29245.75                    22899.03
  1996/09/30      30644.69                    24187.79
  1996/10/31      31753.29                    24854.88
  1996/11/30      34155.24                    26733.66
  1996/12/31      33286.48                    26204.07
  1997/01/31      34863.36                    27841.30
  1997/02/28      35236.07                    28059.58
  1997/03/31      33458.50                    26906.61
  1997/04/30      35035.38                    28512.93
  1997/05/31      37214.34                    30248.80
  1997/06/30      38332.49                    31603.95
  1997/07/31      41170.87                    34118.67
  1997/08/31      39651.33                    32207.35
  1997/09/30      41285.55                    33971.34
  1997/10/31      40454.11                    32836.70
  1997/11/30      41944.97                    34356.71
  1997/12/31      43152.45                    34946.61
  1998/01/31      43308.91                    35333.12
  1998/02/28      46187.82                    37881.35
  1998/03/31      47658.58                    39821.25
  1998/04/30      47408.23                    40221.85
  1998/05/31      46813.68                    39530.44
  1998/06/30      49410.96                    41136.17
  1998/07/31      49817.76                    40698.07
  1998/08/31      42119.79                    34813.94
  1998/09/30      44028.64                    37044.12
  1998/10/31      47470.82                    40057.29
  1998/11/30      50662.66                    42485.16
  1998/12/31      55283.13                    44933.16
  1999/01/31      57261.69                    46812.26
  1999/02/28      55826.27                    45357.34
  1999/03/31      58231.57                    47172.08
  1999/04/30      59550.60                    48999.06
  1999/05/31      57882.41                    47842.19
  1999/06/30      61218.80                    50497.43
  1999/07/31      59434.22                    48920.90
  1999/08/31      58619.52                    48678.74
  1999/09/30      57261.69                    47344.46
IMATRL PRASUN   SHR__CHT 19990930 19991012 120737 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II: Class O on September 30, 1989. As the chart shows, by September 30, 1999, the value of the investment would have grown to $57,262 - a 472.62% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $47,344 - a 373.44% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY II: CL O                30.06%       173.88%       472.62%

S&P 500                         27.80%       205.60%       373.44%

Lipper Growth Funds Average     30.34%       153.87%       294.93%

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY II: CL O              30.06%       22.32%        19.07%

$50/month 15-Year Plan        -37.82%      17.91%        17.51%

S&P 500                       27.80%       25.03%        16.82%

Lipper Growth Funds Average   30.34%       20.00%        14.35%

The charts above show Destiny II: Class O total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges and custodian fees assessed through Destiny Plans II: O (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired by the general public only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page A-4.* FIDELITY DESTINY PORTFOLIOS: DESTINY I & II: CLASS O

PERFORMANCE: THE BOTTOM LINE

To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,083 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Destiny I: Class O

*THE LIPPER LARGE CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF SEPTEMBER 30, 1999, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP VALUE FUNDS AVERAGE, ARE 20.68%, 154.13%, 275.56%, AND 20.68%, 20.38%, 14.03%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE 29.43%, 174.72%, 320.78%, AND 29.43%, 22.17%, 15.24%, RESPECTIVELY.

Destiny II: Class O

*THE LIPPER LARGE CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF SEPTEMBER 30, 1999, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP CORE FUNDS AVERAGE, ARE 27.74%, 167.48%, 309.32%, AND 27.74%, 21.66%, 14.99%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE 29.43%, 174.72%, 320.78%, AND 29.43%, 22.17%, 15.24%, RESPECTIVELY.

FIDELITY DESTINY PORTFOLIOS: DESTINY I
FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite persistent volatility over the past year, the U.S. equity market managed to produce another round of healthy double-digit returns. For the 12-month period ending September 30, 1999, the
Standard & Poor's 500 Index and the Dow Jones
Industrial Average returned 27.80% and 33.88%, respectively. Early in the period, the market was characterized by a Federal Reserve Board that embarked on an effort to stabilize turbulent global markets with a series of interest-rate cuts. In response, investors pushed the Dow above the 10,000 level for the first time on March 29. Despite periodic setbacks due to nervousness about inflation, steady stock performance continued through the first several months of 1999. Late in the second quarter, however, an overheating domestic economy and signs of a global recovery increased fears of inflation and contributed to a shift in the domestic economic environment. On May 18, the Fed reversed its monetary policy stance from a neutral bias to one that favored increasing rates down the road. That bias shift led to a rate hike on June 30, as the federal funds rate was increased from 4.75% to 5.00%. The Fed hiked rates again by the same amount on August 24. Although it immediately switched to a neutral bias following each increase, the market sold off in the third quarter as investors anticipated another jump in interest rates later in 1999 due to tight labor markets.

(Photograph of George A. Vanderheiden)

An interview with
George A. Vanderheiden, Portfolio Manager of Destiny I

Q. HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS, GEORGE?

A. While the fund's Class O shares posted a respectable return of 18.99% for the 12-month period ending September 30, 1999, it still underperformed its benchmark and its peers. During the period, the Standard & Poor's 500 Index returned 27.80%, while the growth funds average, as measured by Lipper Inc., was 30.34%.

Q. CAN YOU POINT TO ANY SPECIFICS BEHIND THE FUND'S SUBPAR PERFORMANCE RELATIVE TO ITS PEERS AND THE S&P 500?

A. I would point to two primary explanations. First, the fund was considerably underweighted in technology stocks. Throughout the period, I felt that the valuations of technology stocks were significantly overinflated. Despite that, a small group of technology stocks - names like Microsoft, Intel, Dell and a few others - continued to drive the performance of the market. While I did own positions in most of those stocks, I did not weight them as heavily as my growth fund peers did. Also the S&P 500's tech weighting was roughly double the fund's 12.4% position in the sector.

Q. WHAT WAS THE SECOND FACTOR BEHIND THE FUND'S UNDERPERFORMANCE?

A. For most of the period, I tilted the fund toward value and defensive growth stocks, with mixed results. At the period's outset, I felt value stocks looked attractive relative to growth. Unfortunately, it remained a very narrow, growth-oriented market through the end of the first quarter of 1999. In the second quarter, however, the fund's value positioning paid off. Central bank interest-rate easings around the world, recoveries in Asia and Russia, and a rebound in commodity prices - particularly oil - all contributed to a broadening of corporate earnings. Thus, investors turned away from the expensive, large-cap growth stocks and toward value and cyclical issues, whose earnings and performance are sensitive to the ups and downs of the economy. The fund was well-positioned for this rotation, and it outperformed both the S&P 500 and the growth funds average for the second quarter. Names such as Philip Morris, which had an otherwise poor year, and Fleet Financial performed very well in this quarter.

Q. HOW DID VALUE STOCKS FARE IN THE THIRD QUARTER OF 1999?

A. As quickly as investors rotated into value stocks in the second quarter, they shifted out of them in the third quarter. The U.S. Federal Reserve Board, wary of an overheated domestic economy and impending signs of inflation, hiked short-term interest rates by 0.25 percentage points on June 30, which effectively ended the value and cyclical rally. A second rate hike of the same amount on August 24 further sealed their demise.

Q. WHAT WAS YOUR STRATEGIC REACTION TO THE FED'S RATE HIKES IN TERMS OF THE FUND'S POSITIONING?

A. I stopped buying cyclical and value stocks; there's no use chasing a group that's not going to work if the market's worried about rising interest rates. However, I continued to buy defensive growth stocks. I define defensive growth companies as those that grow their earnings at a 10% to 15% rate annually, have a reasonable price-to-earnings (P/E) ratio and are not really affected by interest rates or recessions. It's a broad category that includes financial growth stocks such as Fannie Mae, Freddie Mac and Associates First Capital; drug stocks such as Schering-Plough, Eli Lilly and Cardinal Health; and grocery store chains such as Safeway and Kroger.

Q. WHAT DID YOU FIND COMPELLING ABOUT THIS GROUP?

A. I felt this group was attractive because it offers a good ratio of growth per P/E. The example I like to use is Fannie Mae versus General Electric, a blue chip growth company. Investors get approximately the same growth with each company, but GE investors pay 33-times its year 2000 earnings, while Fannie Mae trades at only 15-times its 2000 earnings. There are certain times when I will overweight aggressive growth companies such as Dell and Cisco, but once they get too expensive, as I felt they did during the period, I focus on defensive growth stocks.

Q. HOW DID THESE STOCKS PERFORM?

A. The majority of the fund's defensive growth holdings grew anywhere from 12% to 15% during the period. However, the S&P posted returns of well over 20%. Given this scenario, defensive growth underperformed. Essentially, investors said, "Why do I want a company growing at 12% to 15% when I know I can get an S&P company that's up 20%?" So, despite their positive fundamentals and low valuations, the fund's defensive growth positions were disappointing. Another reason for their underperformance was the incredible "momentum market" we experienced, where money just funnelled into six technology stocks - Microsoft, Lucent, Dell, Cisco, Intel and IBM. This "gold rush mentality" has helped these six tech companies appreciate by a combined $1.1 trillion since the beginning of 1998, roughly equal to what all stocks in the equity market were worth in 1982.

Q. WHAT POSITIONS WORKED WELL FOR THE FUND OVER THE COURSE OF THE
YEAR?

A. Technology holding Solectron, a contract electronic manufacturer, was the largest contributor to performance. Technology companies outsource their manufacturing to Solectron, and this stock has gone up 10-fold since I first started buying it in 1992. Strong stock selection in the retail and telecommunications sectors also helped the fund's overall return. In the retail sector, Wal-Mart and Home Depot benefited from the strong U.S. economy and consumers' ability to finance home improvements. U.K.-based telecommunications company Vodafone, which benefited from solid earnings growth, had a persistent run of outstanding performance, as did MCI WorldCom. Its focus on the high-growth areas of Internet, data and international communications gained the company 4% of the global telecom market.

Q. WHICH HOLDINGS HURT PERFORMANCE?

A. Philip Morris was the largest relative detractor due to the company's ongoing litigation battles. Despite beating their first and second quarter earnings estimates, Fannie Mae and Freddie Mac, which help provide housing for low- and moderate-income families, were disappointments. Nervous sentiment concerning rising interest rates drove share prices down. However, based on their strong fundamentals, I feel these stocks were unfairly punished and I remain bullish about their prospects. The fund's bond holdings, which accounted for 7.7% of net assets at the end of the period, also fared poorly, due to rising interest rates.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, GEORGE?

A. I feel confident about the positioning of the fund, especially the underweighting of technology and the focus on defensive growth stocks. The Fed is in a tightening mode and this will serve to compress P/E multiples going forward, as it has since the Fed started raising rates in June. In this environment, stocks that should do best are those with good earnings gains and modest valuations, while stocks with inflated valuations are vulnerable to disappointments. At the end of 1992, Home Depot stock sold at an inflated valuation of 51-times its next 12 month's earnings. In spite of the company growing its earnings at 23% per year during the next three years, the stock was flat to down over that period as the earnings caught up to the stock price. This is what I expect to happen with the large-cap technology stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark) FUND FACTS

GOAL: seeks capital growth

START DATE: July 10, 1970

SIZE: as of September 30, 1999,
more than $6.9 billion

MANAGER: George Vanderheiden, since 1980;
manager, Destiny II, 1985-1998; joined Fidelity in 1971

GEORGE VANDERHEIDEN ON MANAGING
THE FUND THROUGH MARKET DOWNTURNS:

"Despite their impressive run, some of the hot technology stocks are beginning to struggle. At the end of the period, IBM's stock price was approximately 20% below its recent high due to problems with hardware sales. Xerox missed its third-quarter earnings estimates and the stock was cut roughly in half. Hewlett-Packard's sales and orders were slowing, and Intel missed its third-quarter earnings estimates due to declining microprocessor prices and lower prices for PCs.
Furthermore, SAP, the world's largest business management software company, saw a sharp decline in third-quarter sales as customers delayed technology purchases. In addition to these signs, it's clear that the valuations of technology stocks are way ahead of themselves.
Even Microsoft president Steve Ballmer recently said that tech stocks, including those of his own company, were overvalued.

"There are times when the market favors
aggressive growth, and there are times when it favors defensive growth. I'm feeling better that defensive growth is really the area to be in. I think we're coming toward the end of the technology dominance. With Y2K concerns and consideration of their own bottom lines, many companies have cut back on technology expenditures for the fourth quarter through the middle of the first quarter next year. All of this adds up to a degree of uncertainty for technology stocks. Usually, whenever you get uncertainty in the stock market, people flee the area of uncertainty.

"Momentum tech stocks are also at risk if the economy starts to slow. This is the eighth year of economic expansion, tying the longest peacetime expansion in our history, but it's getting long in the tooth. We'll probably see some type of slowing, which will have more impact on tech and fast-growing companies than it will on health care or personal care or grocery stores. All these things tell me that defensive growth should beat aggressive growth in the coming months."

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite persistent volatility over the past year, the U.S. equity market managed to produce another round of healthy double-digit returns. For the 12-month period ending September 30, 1999, the
Standard & Poor's 500 Index and the Dow Jones
Industrial Average returned 27.80% and 33.88%, respectively. Early in the period, the market was characterized by a Federal Reserve Board that embarked on an effort to stabilize turbulent global markets with a series of interest-rate cuts. In response, investors pushed the Dow above the 10,000 level for the first time on March 29. Despite periodic setbacks due to nervousness about inflation, steady stock performance continued through the first several months of 1999. Late in the second quarter, however, an overheating domestic economy and signs of a global recovery increased fears of inflation and contributed to a shift in the domestic economic environment. On May 18, the Fed reversed its monetary policy stance from a neutral bias to one that favored increasing rates down the road. That bias shift led to a rate hike on June 30, as the federal funds rate was increased from 4.75% to 5.00%. The Fed hiked rates again by the same amount on August 24. Although it immediately switched to a neutral bias following each increase, the market sold off in the third quarter as investors anticipated another jump in interest rates later in 1999 due to tight labor markets.

(Photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Destiny II

Q. HOW DID THE FUND PERFORM, BETH?

A. The fund performed very well during the period. For the 12 months ending September 30, 1999, the fund's Class O shares returned 30.06%. This outdistanced the Standard & Poor's 500 Index, which returned 27.80%, but slightly lagged the Lipper growth funds average, which returned 30.34%.

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE FUND'S OUTPERFORMANCE OF THE S&P 500 DURING THE PERIOD?

A. The top contributors to performance, relative to the S&P 500, were the fund's financial stocks. In particular, Citigroup and American Express were both top performers during the period. American Express has a dominant global franchise, continued to deliver strong revenue growth and had an aggressive strategy to offer its financial and travel-related services on the Internet. Citigroup benefited from its unique combination of strong international brands and cost-cutting initiatives. Overall, however, I believe the fundamentals of the finance sector have deteriorated. Revenue growth has slowed, credit risk has risen and many banks have poorly executed the integration of recent mergers. Consequently, underweighting the lagging finance sector during the past year also enhanced Destiny II's performance. An underweighted position in the health sector provided another positive contribution. After nearly five years of enormous new-product growth, the pace of new-product introductions is expected to slow. With fewer blockbuster drugs in the new-product pipeline and more drugs coming off patent protection, earnings growth rates will likely slow down for many pharmaceutical companies.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. Xerox was a disappointment. For the past three years, Xerox had the market for digital copiers largely to itself. Recently, Canon and Ricoh have developed strong competing products. In addition, Xerox has been slow to implement its announced sales force reorganization. These two factors left the company vulnerable to increased competition and earnings disappointments. Several of the fund's consumer nondurables holdings, most notably Clorox, also detracted from returns. Clorox, as was the case with many consumer nondurables companies, was hurt by increased competition across a number of products, and by a slowdown in unit volumes.

Q. THE MARKET OVER THE PAST YEAR DRAMATICALLY ROTATED FROM GROWTH
STOCKS TO CYCLICALS, AND THEN BACK AGAIN. HOW DID THIS AFFECT THE
FUND'S PERFORMANCE?

A. During the first six months of the period, Destiny II soundly outdistanced both the S&P 500 index and its Lipper peers because of the fund's stock selection among large, dominant companies with strong earnings growth, heavy domestic exposure and rising returns on invested capital. During the past six months, however, the fund underperformed the index and its peers. Beginning in April and lasting only a few months, the market broadened and more cyclical and small- and mid-cap companies began to demonstrate positive earnings growth. During this time, I did add to positions in economically sensitive industries such as chemicals and integrated energy, but the rapid shift in market leadership from large-cap growth companies to cyclicals still hurt the fund's performance. Over the final three months of the period, the rally in cyclical stocks proved to be short lived and the S&P 500 declined, hurt by heightened concerns over rising inflation and interest rates. Many technology stocks, however, were notable exceptions; the technology sector was one of only two market groups that had positive gains during the last quarter of the period. The fund was underweighted in technology, and this hampered returns.

Q. WHAT WERE SOME OF YOUR CONCERNS ABOUT TECHNOLOGY COMPANIES THAT LED TO THE FUND'S UNDERWEIGHTING IN THIS SECTOR?

A. I was underweighted in technology because I have always been value-oriented, and I did not find many attractive valuations in the sector. In retrospect, this was a mistake. The technology sector has done well for obvious reasons. Over the past few years, many technology companies have had among the highest earnings growth rates and the greatest improvements in return on capital. The market has been willing to pay a premium for this superior growth, with the expectation that earnings will continue to improve. During the past several months, I increased the fund's technology weighting. I realize that valuations are high for many technology stocks, but as I compared my various investment alternatives, I found a number of technology companies where I could make a compelling case for continued high earnings growth as well as improvements in profitability and return on assets.

Q. WHAT'S YOUR OUTLOOK, BETH? ARE THERE ANY AREAS OF THE MARKET THAT APPEAR PARTICULARLY INTERESTING TO YOU RIGHT NOW?

A. In the U.S., I have been focusing some of my time on the wireless sector. Once a critical mass of people is using wireless communication, it becomes an increasingly attractive alternative for everyday communication. Although I primarily concentrate on U.S. companies, international stocks are another area of focus for me. When comparing the relative earnings growth rates between U.S. and foreign companies, many opportunities now exist overseas that may not have existed several years ago. In Europe, corporate restructuring efforts have picked-up, merger and acquisition activity has been heavy and the economy is improving. These three factors should drive better earnings growth and improve profitability going forward. The economy also is improving in Japan, and many companies finally seem to be serious about restructuring. If Japanese managements remain committed to restructuring, we could be witnessing the beginning of long-term improvement in profitability for Japanese companies.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark) FUND FACTS

GOAL: seeks capital growth

START DATE: December 30, 1985

SIZE: as of September 30, 1999,
more than $5.2 billion

MANAGER: Beth Terrana, since 1998; manager,
Fidelity Fund, since 1993; joined Fidelity in 1983

BETH TERRANA ON THE OLD VERSUS THE
NEW ECONOMY:

"What we are seeing in the stock market is really a tale of two markets. One part of the market is represented by the old, goods-producing economy. In this economy, competition is fierce, the ability to raise prices is non-existent, unit growth rates are slowing, P/E ratios are declining and, in most cases, profit margins are also decreasing.

"On the other hand, we have the new economy, which includes technology - epitomized by the Internet - and telecommunications, exemplified by the wireless sector. In this new economy, growth rates are high and, in some cases, accelerating, while profit margins, returns on capital and P/E ratios are increasing.
Consequently, there is now a stark dichotomy between the old and new economy - akin to a stretched rubber band, with the old and new economy on opposite ends. As P/E ratios for many technology and telecommunication companies continue to rise and P/E ratios for old economy companies continue to fall, the rubber band continues to stretch. While it is unclear how much tension the rubber band can take, the current valuation divergence is reasonably well-explained."

INVESTMENT CHANGES

TOP TEN EQUITY HOLDINGS - DESTINY I

AS OF SEPTEMBER 30, 1999       AS OF MARCH 31, 1999

Fannie Mae                     Fannie Mae

Philip Morris Companies, Inc.  Philip Morris Companies, Inc.

Freddie Mac                    Freddie Mac

Fleet Financial Group, Inc.    Fleet Financial Group, Inc.

Solectron Corp.                Home Depot, Inc.

Home Depot, Inc.               MCI WorldCom, Inc.

Columbia/HCA Healthcare Corp.  Vodafone Group PLC sponsored
                               ADR

Vodafone AirTouch PLC          General Motors Corp.
sponsored ADR

MCI WorldCom, Inc.             Solectron Corp.

General Motors Corp.           Wal-Mart Stores, Inc.

TOP TEN EQUITY HOLDINGS - DESTINY II

AS OF SEPTEMBER 30, 1999   AS OF MARCH 31, 1999

General Electric Co.       Time Warner, Inc.

Microsoft Corp.            General Electric Co.

Chase Manhattan Corp.      Microsoft Corp.

International Business     MCI WorldCom, Inc.
Machines Corp.

Tyco International Ltd.    Fannie Mae

American Express Co.       Chase Manhattan Corp.

Citigroup, Inc.            American Express Co.

Cisco Systems, Inc.        AT&T Corp.

Lucent Technologies, Inc.  Merck & Co., Inc.

Exxon Corp.                Omnicom Group, Inc.

TOP FIVE MARKET SECTORS - DESTINY I

AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS  AS OF MARCH 31, 1999  % OF FUND'S NET ASSETS

Finance                    20.7%                  Finance                21.0%

Technology                 12.4%                  Technology             11.5%

Health                     9.4%                   Health                 10.2%

Energy                     8.1%                   Retail & Wholesale     9.0%

Retail & Wholesale         7.6%                   Utilities              7.9%


TOP FIVE MARKET SECTORS - DESTINY II

AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS  AS OF MARCH 31, 1999  % OF FUND'S NET ASSETS

Technology                 20.1%                  Technology             15.7%

Finance                    10.8%                  Finance                13.7%

Industrial Machinery &     9.1%                   Media & Leisure        12.7%
Equipment

Media & Leisure            9.0%                   Health                 10.7%

Health                     8.7%                   Utilities              10.4%


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY DESTINY PORTFOLIOS: DESTINY I
INVESTMENTS SEPTEMBER 30, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 86.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

Boeing Co.                        1,019,200                  $ 43,443,400

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.6%

Cabot Corp.                       431,100                     10,238,625

E.I. du Pont de Nemours and       271,542                     16,530,119
Co.

Engelhard Corp.                   331,300                     6,025,519

Praxair, Inc.                     102,100                     4,696,600

                                                              37,490,863

PACKAGING & CONTAINERS - 0.6%

Crown Cork & Seal Co., Inc.       112,800                     2,735,400

Owens-Illinois, Inc. (a)          2,098,300                   41,572,569

                                                              44,307,969

PAPER & FOREST PRODUCTS - 0.1%

Bowater, Inc.                     77,100                      4,047,750

Westvaco Corp.                    184,300                     4,722,688

                                                              8,770,438

TOTAL BASIC INDUSTRIES                                        90,569,270

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.2%

Owens Corning                     610,400                     13,238,050

CONSTRUCTION - 0.9%

Centex Corp.                      697,300                     20,613,931

D.R. Horton, Inc.                 735,480                     9,515,273

Fleetwood Enterprises, Inc.       466,007                     9,407,516

Kaufman & Broad Home Corp.        732,200                     15,101,625

Lennar Corp.                      671,350                     10,699,641

                                                              65,337,986

ENGINEERING - 0.1%

Fluor Corp.                       197,200                     7,937,300

TOTAL CONSTRUCTION & REAL                                     86,513,336
ESTATE

DURABLES - 5.3%

AUTOS, TIRES, & ACCESSORIES -
4.6%

AutoNation, Inc. (a)              2,335,300                   29,337,206

AutoZone, Inc. (a)                374,500                     10,509,406



                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Cummins Engine Co., Inc.          490,200                    $ 24,418,088

Dana Corp.                        629,600                     23,373,900

Delphi Automotive Systems         1,174,941                   18,872,490
Corp.

Discount Auto Parts, Inc. (a)     335,500                     5,409,938

Eaton Corp.                       738,050                     63,702,941

General Motors Corp.              1,651,607                   103,948,016

Lear Corp. (a)                    484,300                     17,041,306

Magna International, Inc.         488,700                     24,167,032
Class A

                                                              320,780,323

HOME FURNISHINGS - 0.0%

Newell Rubbermaid, Inc.           95,425                      2,725,577

TEXTILES & APPAREL - 0.7%

Burlington Industries, Inc.       1,279,400                   5,677,338
(a)

Jones Apparel Group, Inc. (a)     175,000                     5,031,250

Liz Claiborne, Inc.               723,400                     22,425,400

Warnaco Group, Inc. Class A       745,600                     13,607,200

                                                              46,741,188

TOTAL DURABLES                                                370,247,088

ENERGY - 8.1%

ENERGY SERVICES - 1.0%

Baker Hughes, Inc.                133,800                     3,880,200

Halliburton Co.                   810,600                     33,234,600

McDermott International, Inc.     757,400                     15,337,350

Schlumberger Ltd.                 315,800                     19,678,288

                                                              72,130,438

OIL & GAS - 7.1%

Amerada Hess Corp.                886,974                     54,327,158

Apache Corp.                      137,600                     5,942,600

BP Amoco PLC sponsored ADR        824,940                     91,413,664

Chevron Corp.                     176,700                     15,682,125

Conoco, Inc. Class B              571,586                     15,647,167

Cooper Cameron Corp. (a)          315,300                     11,902,575

Elf Aquitaine SA sponsored ADR    107,764                     9,873,877

Exxon Corp.                       1,254,500                   95,263,594

Occidental Petroleum Corp.        1,895,300                   43,828,813

Royal Dutch Petroleum Co. (NY     1,063,400                   62,807,063
Registry Gilder 1.25)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Sunoco, Inc.                      100,900                    $ 2,762,138

Tosco Corp.                       2,248,300                   56,769,575

Total Fina SA:

Class B                           67,156                      8,520,418

sponsored ADR                     135,636                     8,604,409

Union Pacific Resources           241,800                     3,883,913
Group, Inc.

USX-Marathon Group                159,800                     4,674,150

                                                              491,903,239

TOTAL ENERGY                                                  564,033,677

FINANCE - 20.7%

BANKS - 3.1%

Bank of America Corp.             1,677,900                   93,438,056

Bank of Tokyo-Mitsubishi Ltd.     1,691,000                   25,999,482

Bank of Tokyo-Mitsubishi Ltd.     174,300                     2,668,969
sponsored ADR

Bank One Corp.                    859,390                     29,917,514

BankBoston Corp.                  696,500                     30,210,688

Chase Manhattan Corp.             37,700                      2,841,638

SunTrust Banks, Inc.              57,900                      3,806,925

Wells Fargo & Co.                 647,800                     25,669,075

                                                              214,552,347

CREDIT & OTHER FINANCE - 3.7%

Associates First Capital          635,600                     22,881,600
Corp.  Class A

Concord EFS, Inc. (a)             387,150                     7,984,969

Fleet Financial Group, Inc.       6,054,860                   221,759,248

Household International, Inc.     177,100                     7,106,138

                                                              259,731,955

FEDERAL SPONSORED CREDIT - 9.1%

Fannie Mae                        6,502,700                   407,638,006

Freddie Mac                       4,371,600                   227,323,200

                                                              634,961,206

INSURANCE - 3.6%

Allmerica Financial Corp.         249,900                     11,901,488

American International Group,     843,843                     73,361,601
Inc.

CIGNA Corp.                       835,700                     64,975,675



                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

MGIC Investment Corp.             1,955,400                  $ 93,370,350

Travelers Property Casualty       217,000                     6,401,500
Corp. Class A

                                                              250,010,614

SAVINGS & LOANS - 0.7%

Golden State Bancorp, Inc. (a)    443,000                     7,946,313

Washington Mutual, Inc.           1,295,600                   37,896,300

                                                              45,842,613

SECURITIES INDUSTRY - 0.5%

Kokusai Securities Co. Ltd.       142,000                     2,083,130

Nomura Securities Co. Ltd.        2,360,000                   36,618,393

                                                              38,701,523

TOTAL FINANCE                                                 1,443,800,258

HEALTH - 9.4%

DRUGS & PHARMACEUTICALS - 2.9%

American Home Products Corp.      196,500                     8,154,750

Amgen, Inc. (a)                   297,100                     24,213,650

Eli Lilly & Co.                   797,100                     51,014,400

Forest Laboratories, Inc. (a)     256,000                     10,784,000

Merck & Co., Inc.                 483,000                     31,304,438

Quintiles Transnational Corp.     406,530                     7,736,774
(a)

Schering-Plough Corp.             1,339,500                   58,435,688

Warner-Lambert Co.                156,300                     10,374,413

                                                              202,018,113

MEDICAL EQUIPMENT & SUPPLIES
- 3.9%

Abbott Laboratories               1,018,100                   37,415,175

AmeriSource Health Corp.          817,700                     19,369,269
Class A (a)

Baxter International, Inc.        199,000                     11,989,750

Biomet, Inc.                      175,600                     4,620,475

Boston Scientific Corp. (a)       212,000                     5,233,750

Cardinal Health, Inc.             1,576,100                   85,897,450

Johnson & Johnson                 1,026,000                   94,263,750

McKesson HBOC, Inc.               525,200                     15,230,800

U.S. Surgical Corp. rights        3                           0
6/30/00 (a)

                                                              274,020,419

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 2.6%

Columbia/HCA Healthcare Corp.     5,283,887                  $ 111,952,356

Humana, Inc. (a)                  307,500                     2,114,063

Lifepoint Hospitals, Inc. (a)     281,883                     2,448,859

Tenet Healthcare Corp. (a)        1,947,000                   34,194,188

Triad Hospitals, Inc. (a)         280,083                     2,835,840

United HealthCare Corp.           563,000                     27,411,063

                                                              180,956,369

TOTAL HEALTH                                                  656,994,901

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 2.6%

Emerson Electric Co.              708,200                     44,749,388

General Electric Co.              467,800                     55,463,538

Grainger (W.W.), Inc.             217,400                     10,448,788

Koninklijke Philips               286,948                     29,109,578
Electronics NV

Koninklijke Philips               221,392                     22,360,592
Electronics NV NY Shares

Thomas & Betts Corp.              436,200                     22,246,200

                                                              184,378,084

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Caterpillar, Inc.                 442,600                     24,260,013

Deere & Co.                       132,900                     5,141,569

Illinois Tool Works, Inc.         96,200                      7,172,913

Parker-Hannifin Corp.             73,800                      3,307,163

Ultratech Stepper, Inc. (a)       14,200                      181,050

                                                              40,062,708

POLLUTION CONTROL - 0.4%

Republic Services, Inc. Class     1,039,600                   11,305,650
A (a)

Waste Management, Inc.            749,800                     14,433,650

                                                              25,739,300

TOTAL INDUSTRIAL MACHINERY &                                  250,180,092
EQUIPMENT

MEDIA & LEISURE - 2.7%

BROADCASTING - 0.8%

AT&T Corp. (Liberty Media         822,292                     30,527,591
Group) Class A (a)



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Cox Communications, Inc.          89,600                     $ 3,740,800
Class A (a)

MediaOne Group, Inc.              321,300                     21,948,806

                                                              56,217,197

ENTERTAINMENT - 0.4%

Cedar Fair LP (depository         35,600                      738,700
unit)

Fox Entertainment Group, Inc.     526,700                     11,126,538
Class A

Royal Carribean Cruises Ltd.      398,100                     17,914,500

                                                              29,779,738

LODGING & GAMING - 0.7%

Mirage Resorts, Inc. (a)          1,253,600                   17,628,750

Promus Hotel Corp. (a)            751,400                     24,467,463

Sun International Hotels Ltd.     196,400                     4,689,050
(a)

                                                              46,785,263

PUBLISHING - 0.1%

Reader's Digest Association,      152,100                     4,448,925
Inc. Class A (non-vtg.)

RESTAURANTS - 0.7%

McDonald's Corp.                  376,000                     16,168,000

Papa John's International,        131,300                     5,416,125
Inc. (a)

Wendy's International, Inc.       1,080,500                   28,498,188

                                                              50,082,313

TOTAL MEDIA & LEISURE                                         187,313,436

NONDURABLES - 5.0%

FOODS - 0.3%

Keebler Foods Co. (a)             559,700                     16,721,038

Nabisco Group Holdings Corp.      424,200                     6,363,000

                                                              23,084,038

HOUSEHOLD PRODUCTS - 0.1%

Procter & Gamble Co.              94,400                      8,850,000

TOBACCO - 4.6%

Philip Morris Companies, Inc.     9,362,200                   320,070,213

TOTAL NONDURABLES                                             352,004,251

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                84,900                      1,850,555

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              127,400                    $ 3,296,475

Placer Dome, Inc.                 139,900                     2,091,687

                                                              7,238,717

RETAIL & WHOLESALE - 7.6%

APPAREL STORES - 0.5%

Gap, Inc.                         284,100                     9,091,200

TJX Companies, Inc.               915,000                     25,677,188

                                                              34,768,388

DRUG STORES - 0.0%

CVS Corp.                         51,100                      2,085,519

GENERAL MERCHANDISE STORES -
2.0%

Federated Department Stores,      604,473                     26,407,914
Inc. (a)

Saks, Inc. (a)                    781,054                     11,862,258

Wal-Mart Stores, Inc.             2,042,300                   97,136,894

                                                              135,407,066

GROCERY STORES - 0.7%

Kroger Co. (a)                    345,500                     7,622,594

Safeway, Inc. (a)                 999,600                     38,047,275

                                                              45,669,869

RETAIL & WHOLESALE,
MISCELLANEOUS - 4.4%

Circuit City Stores, Inc. -       897,700                     37,871,719
Circuit City Group

Home Depot, Inc.                  2,098,100                   143,982,113

Lowe's Companies, Inc.            2,094,900                   102,126,375

Office Depot, Inc. (a)            1,173,550                   11,955,541

Staples, Inc. (a)                 601,375                     13,117,492

                                                              309,053,240

TOTAL RETAIL & WHOLESALE                                      526,984,082

SERVICES - 0.2%

ADVERTISING - 0.2%

Interpublic Group of              56,000                      2,303,000
Companies, Inc.

Young & Rubicam, Inc.             162,700                     7,158,800

                                                              9,461,800



                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 0.0%

Gartner Group, Inc. Class B       97,144                     $ 1,621,091
(a)

TOTAL SERVICES                                                11,082,891

TECHNOLOGY - 12.4%

COMPUTER SERVICES & SOFTWARE
- 3.6%

Automatic Data Processing,        578,000                     25,793,250
Inc.

Black Box Corp. (a)               167,200                     8,778,000

Compuware Corp. (a)               416,100                     10,844,606

Digital Insight Corp.             2,000                       30,000

Electronics for Imaging, Inc.     194,500                     9,998,516
(a)

First Data Corp.                  441,400                     19,366,425

Galileo International, Inc.       84,800                      3,413,200

IMS Health, Inc.                  571,000                     13,025,938

International Business            481,800                     58,478,475
Machines Corp.

Microsoft Corp. (a)               915,500                     82,909,969

Policy Management Systems         581,600                     18,393,100
Corp. (a)

                                                              251,031,479

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Compaq Computer Corp.             1,956,000                   44,865,750

Ingram Micro, Inc. Class A (a)    616,201                     7,933,588

SCI Systems, Inc. (a)             1,473,500                   65,478,656

Tech Data Corp. (a)               938,100                     21,840,141

                                                              140,118,135

ELECTRONIC INSTRUMENTS - 0.8%

LAM Research Corp. (a)            620,000                     37,820,000

Novellus Systems, Inc. (a)        98,800                      6,662,825

Thermo Electron Corp. (a)         849,900                     11,420,531

                                                              55,903,356

ELECTRONICS - 6.0%

Etec Systems, Inc. (a)            46,100                      1,734,513

Flextronics International         34,400                      2,001,650
Ltd. (a)

Intel Corp.                       586,300                     43,569,419

Methode Electronics, Inc.         1,002,100                   18,914,638
Class A

Microchip Technology, Inc. (a)    301,700                     15,499,838

Micron Technology, Inc. (a)       1,100,620                   73,260,019

Molex, Inc. Class A               469,881                     15,212,397

Motorola, Inc.                    371,700                     32,709,600

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      550,200                    $ 16,781,100
(a)

Samsung Electronics Co. Ltd.      10,600                      1,716,563

Sanmina Corp. (a)                 143,600                     11,111,050

Solectron Corp. (a)               2,608,700                   187,337,269

                                                              419,848,056

TOTAL TECHNOLOGY                                              866,901,026

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.6%

Alaska Air Group, Inc. (a)        4,000                       162,750

AMR Corp. (a)                     1,361,700                   74,212,650

Delta Air Lines, Inc.             569,800                     27,635,300

Northwest Airlines Corp.          95,900                      2,445,450
Class A (a)

Southwest Airlines Co.            75,300                      1,143,619

UAL Corp. (a)                     64,500                      4,212,656

                                                              109,812,425

RAILROADS - 0.4%

Burlington Northern Santa Fe      627,600                     17,259,000
Corp.

CSX Corp.                         193,800                     8,212,275

                                                              25,471,275

TRUCKING & FREIGHT - 0.1%

Airborne Freight Corp.            499,000                     10,510,188

TOTAL TRANSPORTATION                                          145,793,888

UTILITIES - 5.9%

CELLULAR - 1.6%

Vodafone AirTouch PLC             469,080                     111,523,770
sponsored ADR

ELECTRIC UTILITY - 0.1%

AES Corp. (a)                     5,400                       318,600

PG&E Corp.                        153,626                     3,975,073

                                                              4,293,673

TELEPHONE SERVICES - 4.2%

AT&T Corp.                        690,978                     30,057,543

Bell Atlantic Corp.               566,822                     38,154,206

BellSouth Corp.                   567,800                     25,551,000

CenturyTel, Inc.                  231,450                     9,402,656

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

MCI WorldCom, Inc. (a)            1,474,278                  $ 105,963,731

SBC Communications, Inc.          732,100                     37,382,856

Sprint Corp. (FON Group)          865,800                     46,969,650

                                                              293,481,642

TOTAL UTILITIES                                               409,299,085

TOTAL COMMON STOCKS                                           6,012,399,398
(Cost $3,893,900,034)


U.S. TREASURY OBLIGATIONS -
7.7%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT

U.S. Treasury Bond  stripped
principal:

 0% 8/15/20                       Aaa  $ 175,000,000                    45,538,500

 0% 8/15/21                       Aaa   65,000,000                      15,958,800

U.S. Treasury Bonds  8.125%       Aaa   401,000,000                     474,619,564
8/15/19

TOTAL U.S. TREASURY OBLIGATIONS                                         536,116,864
(Cost $482,289,449)


CASH EQUIVALENTS - 5.6%

                                SHARES

Taxable Central Cash Fund,       393,893,083                    393,893,083
5.22% (b) (Cost $393,893,083)

TOTAL INVESTMENT PORTFOLIO -                                    6,942,409,345
99.5%
(Cost $4,770,082,566)

NET OTHER ASSETS - 0.5%                                         35,001,209

NET ASSETS - 100%                                               $ 6,977,410,554

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,774,384,045. Net unrealized appreciation aggregated $2,168,025,300, of which $2,555,955,940 related to appreciated investment securities and $387,930,640 related to depreciated investment securities.

The fund hereby designates approximately $578,662,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          SEPTEMBER 30, 1999

ASSETS

Investment in securities, at                 $ 6,942,409,345
value (cost $4,770,082,566)
- See accompanying schedule

Cash                                          50,904

Receivable for investments                    44,271,191
sold

Receivable for fund shares                    149,451
sold

Dividends receivable                          10,905,206

Interest receivable                           5,598,355

Other receivables                             388,509

 TOTAL ASSETS                                 7,003,772,961

LIABILITIES

Payable for investments        $ 22,048,260
purchased

Payable for fund shares         2,382,817
redeemed

Accrued management fee          1,646,998

Distribution fees payable       52

Other payables and accrued      284,280
expenses

 TOTAL LIABILITIES                            26,362,407

NET ASSETS                                   $ 6,977,410,554

Net Assets consist of:

Paid in capital                              $ 3,811,914,854

Undistributed net investment                  88,705,313
income

Accumulated undistributed net                 904,471,401
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,172,318,986
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 6,977,410,554

CLASS O:  NET ASSET VALUE,                    $26.54
offering price and
redemption price per share
($6,977,154,700 (divided by)
262,868,834 shares)

CLASS N:  NET ASSET VALUE,                    $26.45
offering price and
redemption price per share
($255,854 (divided by) 9,672
shares)

STATEMENT OF OPERATIONS

                                 YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME                               $ 81,842,472
Dividends

Interest                                         52,055,909

Security lending                                 7,546

 TOTAL INCOME                                    133,905,927

EXPENSES

Management fee Basic fee         $ 32,768,288

 Performance adjustment           (11,707,748)

Transfer agent fees               515,173

Distribution fees                 175

Accounting and security           924,663
lending fees

Non-interested trustees'          35,516
compensation

Custodian fees and expenses       181,099

Registration fees                 42,876

Audit                             56,129

Legal                             149,089

Reports to shareholders           87,837

Miscellaneous                     18,810

 Total expenses before            23,071,907
reductions

 Expense reductions               (734,535)      22,337,372

NET INVESTMENT INCOME                            111,568,555

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            979,770,537

 Foreign currency transactions    11,409         979,781,946

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            90,386,999

 Assets and liabilities in        (39,459)       90,347,540
foreign currencies

NET GAIN (LOSS)                                  1,070,129,486

NET INCREASE (DECREASE) IN                      $ 1,181,698,041
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED SEPTEMBER 30, 1999  YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 111,568,555                  $ 109,475,765
income

 Net realized gain (loss)       979,781,946                    517,543,833

 Change in net unrealized       90,347,540                     (106,149,070)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,181,698,041                  520,870,528
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (105,484,207)                  (111,209,839)
From net investment income

 From net realized gain         (544,915,685)                  (480,404,897)

 TOTAL DISTRIBUTIONS            (650,399,892)                  (591,614,736)

Share transactions - net        240,053,910                    316,060,481
increase (decrease)

  TOTAL INCREASE (DECREASE)     771,352,059                    245,316,273
IN NET ASSETS

NET ASSETS

 Beginning of period            6,206,058,495                  5,960,742,222

 End of period (including      $ 6,977,410,554                $ 6,206,058,495
undistributed net investment
income of $88,705,313 and
$85,475,956, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

YEARS ENDED SEPTEMBER 30,        1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.58      $ 25.08      $ 20.41      $ 18.78      $ 17.70
period

Income from Investment
Operations

Net investment income             .42 C        .44 C        .49 C        .45          .41

Net realized and unrealized       4.13         1.56         6.36         2.42         3.54
gain (loss)

Total from investment             4.55         2.00         6.85         2.87         3.95
operations

Less Distributions

From net investment income        (.42)        (.47)        (.45)        (.43)        (.34)

From net realized gain            (2.17)       (2.03)       (1.73)       (.81)        (2.53)

 Total distributions              (2.59)       (2.50)       (2.18)       (1.24)       (2.87)

Net asset value, end of period   $ 26.54      $ 24.58      $ 25.08      $ 20.41      $ 18.78

TOTAL RETURN A, B                 18.99%       8.72%        36.29%       16.04%       27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,977,155  $ 6,206,058  $ 5,960,742  $ 4,565,482  $ 4,053,389
(000 omitted)

Ratio of expenses to average      .32%         .33%         .39%         .65%         .68%
net assets

Ratio of expenses to average      .31% D       .33%         .38% D       .65%         .68%
net assets after  expense
reductions

Ratio of net investment           1.55%        1.71%        2.20%        2.40%        2.35%
income to average net assets

Portfolio turnover                36%          27%          32%          42%          55%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT
PLANS.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS N

YEAR ENDED SEPTEMBER 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.76
period

Income from Investment
Operations

Net investment income D           .08

Net realized and unrealized       (1.39) G
gain (loss)

Total from investment             (1.31)
operations

Net asset value, end of period   $ 26.45

TOTAL RETURN B, C                 (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 256
(000 omitted)

Ratio of expenses to average      1.18% A
net assets

Ratio of expenses to average      1.17% A, F
net assets after expense
reductions

Ratio of net investment           .68% A
income to average net assets

Portfolio turnover                36%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N
SHARES) TO SEPTEMBER 30, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS SEPTEMBER 30, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 92.9%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.3%

AEROSPACE & DEFENSE - 1.7%

Boeing Co.                        674,100                    $ 28,733,513

Textron, Inc.                     435,100                     33,665,863

United Technologies Corp.         395,800                     23,475,889

                                                              85,875,265

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            511,200                     31,918,050

TOTAL AEROSPACE & DEFENSE                                     117,793,315

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 1.1%

Imperial Chemical Industries      244,900                     2,644,156
PLC Class L

Lyondell Chemical Co.             255,400                     3,415,975

Praxair, Inc.                     812,200                     37,361,200

Rohm & Haas Co.                   415,778                     15,019,980

                                                              58,441,311

IRON & STEEL - 0.2%

Nucor Corp.                       168,500                     8,024,813

METALS & MINING - 1.2%

Alcoa, Inc.                       985,400                     61,156,388

PACKAGING & CONTAINERS - 0.1%

Owens-Illinois, Inc. (a)          379,720                     7,523,203

PAPER & FOREST PRODUCTS - 0.2%

Champion International Corp.      140,800                     7,233,600

Georgia-Pacific Corp.             89,800                      3,636,900

                                                              10,870,500

TOTAL BASIC INDUSTRIES                                        146,016,215

CONSTRUCTION & REAL ESTATE -
0.8%

BUILDING MATERIALS - 0.5%

Masco Corp.                       876,300                     27,165,300

ENGINEERING - 0.3%

Fluor Corp.                       361,700                     14,558,425

TOTAL CONSTRUCTION & REAL                                     41,723,725
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Danaher Corp.                     348,800                    $ 18,377,400

Eaton Corp.                       229,300                     19,791,456

                                                              38,168,856

CONSUMER DURABLES - 0.8%

Minnesota Mining &                411,100                     39,491,294
Manufacturing Co.

CONSUMER ELECTRONICS - 0.4%

Maytag Corp.                      96,300                      3,207,994

Sony Corp.                        129,400                     19,418,087

                                                              22,626,081

HOME FURNISHINGS - 0.2%

Leggett & Platt, Inc.             368,400                     7,252,875

TEXTILES & APPAREL - 0.4%

NIKE, Inc. Class B                377,500                     21,470,313

TOTAL DURABLES                                                129,009,419

ENERGY - 5.8%

ENERGY SERVICES - 0.9%

Halliburton Co.                   600,500                     24,620,500

Schlumberger Ltd.                 377,100                     23,498,044

                                                              48,118,544

OIL & GAS - 4.9%

BP Amoco PLC sponsored ADR        337,906                     37,444,209

Chevron Corp.                     218,100                     19,356,375

Exxon Corp.                       943,200                     71,624,250

Mobil Corp.                       471,100                     47,463,325

Royal Dutch Petroleum Co. (NY     1,007,500                   59,505,469
Registry Gilder 1.25)

Texaco, Inc.                      179,700                     11,343,563

USX-Marathon Group                321,700                     9,409,725

                                                              256,146,916

TOTAL ENERGY                                                  304,265,460

FINANCE - 10.6%

BANKS - 3.5%

Bank of New York Co., Inc.        951,340                     31,810,431

Chase Manhattan Corp.             1,348,500                   101,643,188

Fuji Bank Ltd.                    1,118,000                   13,604,401

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Mellon Bank Corp.                 65,200                     $ 2,200,500

U.S. Bancorp                      825,700                     24,925,819

Wells Fargo & Co.                 227,400                     9,010,725

                                                              183,195,064

CREDIT & OTHER FINANCE - 3.8%

American Express Co.              658,800                     88,690,950

Associates First Capital          679,600                     24,465,600
Corp.  Class A

Citigroup, Inc.                   1,980,350                   87,135,400

                                                              200,291,950

FEDERAL SPONSORED CREDIT - 1.3%

Fannie Mae                        557,100                     34,923,206

Freddie Mac                       600,500                     31,226,000

                                                              66,149,206

INSURANCE - 1.6%

AFLAC, Inc.                       276,700                     11,586,813

Allmerica Financial Corp.         28,000                      1,333,500

American International Group,     734,621                     63,866,113
Inc.

Hartford Financial Services       49,100                      2,006,963
Group, Inc.

MBIA, Inc.                        130,700                     6,093,888

                                                              84,887,277

SECURITIES INDUSTRY - 0.4%

Nikko Securities Co. Ltd.         1,515,000                   12,822,080

Schwab (Charles) Corp.            201,500                     6,788,031

                                                              19,610,111

TOTAL FINANCE                                                 554,133,608

HEALTH - 8.7%

DRUGS & PHARMACEUTICALS - 5.4%

American Home Products Corp.      82,300                      3,415,450

Amgen, Inc. (a)                   436,300                     35,558,450

Bristol-Myers Squibb Co.          907,300                     61,242,750

Elan Corp. PLC sponsored ADR      235,500                     7,903,969
(a)

Eli Lilly & Co.                   637,500                     40,800,000

Merck & Co., Inc.                 718,400                     46,561,300

Pfizer, Inc.                      149,700                     5,379,844



                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             1,586,600                  $ 69,215,425

Warner-Lambert Co.                231,200                     15,345,900

                                                              285,423,088

MEDICAL EQUIPMENT & SUPPLIES
- 3.3%

Abbott Laboratories               976,400                     35,882,700

Baxter International, Inc.        7,700                       463,925

Becton, Dickinson & Co.           111,900                     3,140,194

Biomet, Inc.                      256,350                     6,745,209

Boston Scientific Corp. (a)       492,300                     12,153,656

Cardinal Health, Inc.             957,954                     52,208,493

Guidant Corp.                     316,600                     16,977,675

Johnson & Johnson                 374,400                     34,398,000

Medtronic, Inc.                   231,000                     8,200,500

Stryker Corp.                     31,900                      1,630,888

U.S. Surgical Corp. rights        1                           0
6/30/00 (a)

                                                              171,801,240

TOTAL HEALTH                                                  457,224,328

INDUSTRIAL MACHINERY &
EQUIPMENT - 9.1%

ELECTRICAL EQUIPMENT - 4.8%

ABB Ltd. (Sweden) (a)             217,687                     22,528,952

General Electric Co.              1,787,900                   211,977,869

Mitsubishi Electric Corp.         3,256,000                   18,616,212

                                                              253,123,033

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

Caterpillar, Inc.                 366,600                     20,094,263

Deere & Co.                       733,900                     28,392,756

Dover Corp.                       140,500                     5,742,938

Illinois Tool Works, Inc.         311,500                     23,226,219

Ingersoll-Rand Co.                424,700                     23,331,956

Parker-Hannifin Corp.             492,300                     22,061,194

The Stanley Works                 148,600                     3,742,863

Tyco International Ltd.           904,500                     93,389,625

                                                              219,981,814

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.1%

Waste Management, Inc.            175,200                    $ 3,372,600

TOTAL INDUSTRIAL MACHINERY &                                  476,477,447
EQUIPMENT

MEDIA & LEISURE - 9.0%

BROADCASTING - 3.8%

AT&T Corp. (Liberty Media         858,892                     31,886,366
Group) Class A (a)

CBS Corp. (a)                     573,700                     26,533,625

Clear Channel Communications,     314,600                     25,128,675
Inc. (a)

Comcast Corp. Class A             720,000                     28,710,000
(special)

Time Warner, Inc.                 1,061,431                   64,481,933

USA Networks, Inc. (a)            617,000                     23,908,750

                                                              200,649,349

ENTERTAINMENT - 2.1%

Carnival Corp.                    365,300                     15,890,550

Disney (Walt) Co.                 770,000                     19,923,750

Fox Entertainment Group, Inc.     800,200                     16,904,225
 Class A

News Corp. Ltd. sponsored:

ADR                               312,200                     8,878,188

ADR (preferred ltd. vtg.)         271,700                     7,250,994

Viacom, Inc. Class B              912,200                     38,540,450
(non-vtg.) (a)

                                                              107,388,157

LEISURE DURABLES & TOYS - 0.2%

Nintendo Co. Ltd.                 78,700                      12,566,541

LODGING & GAMING - 0.1%

Marriott International, Inc.      151,600                     4,955,425
Class A

PUBLISHING - 1.3%

Harcourt General, Inc.            41,900                      1,744,088

McGraw-Hill Companies, Inc.       1,204,300                   58,258,013

Reader's Digest Association,      225,900                     6,607,575
Inc. Class A (non-vtg.)

                                                              66,609,676

RESTAURANTS - 1.5%

McDonald's Corp.                  1,029,900                   44,285,700



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Outback Steakhouse, Inc. (a)      459,200                    $ 11,695,250

Tricon Global Restaurants,        568,700                     23,281,156
Inc. (a)

                                                              79,262,106

TOTAL MEDIA & LEISURE                                         471,431,254

NONDURABLES - 3.7%

BEVERAGES - 0.6%

Anheuser-Busch Companies,         321,300                     22,511,081
Inc.

Coca-Cola Co. (The)               151,100                     7,262,244

                                                              29,773,325

FOODS - 0.5%

Dean Foods Co.                    80,300                      3,498,069

Flowers Industries, Inc.          247,400                     3,355,363

H.J. Heinz Co.                    87,000                      3,741,000

Keebler Foods Co. (a)             477,900                     14,277,263

                                                              24,871,695

HOUSEHOLD PRODUCTS - 1.7%

Avon Products, Inc.               631,900                     15,679,019

Clorox Co.                        977,866                     37,403,375

Colgate-Palmolive Co.             520,300                     23,803,725

Procter & Gamble Co.              156,000                     14,625,000

                                                              91,511,119

TOBACCO - 0.9%

Philip Morris Companies, Inc.     1,403,900                   47,995,831

TOTAL NONDURABLES                                             194,151,970

RETAIL & WHOLESALE - 6.6%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co. Class     514,300                     17,518,344
A (a)

Gap, Inc.                         167,900                     5,372,800

TJX Companies, Inc.               533,500                     14,971,344

                                                              37,862,488

DRUG STORES - 1.2%

CVS Corp.                         1,462,300                   59,680,119

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
3.1%

Cifra SA de CV Series V (a)       4,288,000                  $ 6,727,172

Costco Wholesale Corp. (a)        324,600                     23,371,200

Dayton Hudson Corp.               569,700                     34,217,606

Federated Department Stores,      619,800                     27,077,513
Inc. (a)

Nordstrom, Inc.                   629,000                     16,983,000

Wal-Mart Stores, Inc.             1,135,000                   53,983,438

                                                              162,359,929

GROCERY STORES - 0.1%

Kroger Co. (a)                    261,400                     5,767,138

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Home Depot, Inc.                  713,300                     48,950,213

Lowe's Companies, Inc.            105,100                     5,123,625

Staples, Inc. (a)                 1,116,700                   24,358,019

Williams-Sonoma, Inc. (a)         28,700                      1,393,744

                                                              79,825,601

TOTAL RETAIL & WHOLESALE                                      345,495,275

SERVICES - 2.0%

ADVERTISING - 0.9%

Omnicom Group, Inc.               536,600                     42,492,013

Young & Rubicam, Inc.             36,600                      1,610,400

                                                              44,102,413

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       374,200                     10,805,025

SERVICES - 0.9%

Block (H&R), Inc.                 174,700                     7,588,531

Cendant Corp. (a)                 961,000                     17,057,750

Ecolab, Inc.                      507,750                     17,326,969

Gartner Group, Inc.:

Class A                           52,300                      833,531

Class B (a)                       260,766                     4,351,533

                                                              47,158,314

TOTAL SERVICES                                                102,065,752



                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - 20.1%

COMMUNICATIONS EQUIPMENT - 4.4%

ADC Telecommunications, Inc.      333,800                    $ 13,998,738
(a)

Cisco Systems, Inc. (a)           1,159,600                   79,505,075

Jabil Circuit, Inc. (a)           39,200                      1,940,400

Lucent Technologies, Inc.         1,146,095                   74,352,913

NEC Corp.                         508,000                     10,246,944

Nokia AB sponsored ADR            529,200                     47,528,775

                                                              227,572,845

COMPUTER SERVICES & SOFTWARE
- 7.5%

At Home Corp. Series A (a)        346,452                     14,356,105

Automatic Data Processing,        134,500                     6,002,063
Inc.

Digital Insight Corp.             1,500                       22,500

DST Systems, Inc. (a)             17,400                      989,625

Electronic Data Systems Corp.     69,600                      3,684,450

First Data Corp.                  315,400                     13,838,175

Galileo International, Inc.       63,500                      2,555,875

IMS Health, Inc.                  956,600                     21,822,438

International Business            805,000                     97,706,875
Machines Corp.

Intuit, Inc. (a)                  218,500                     19,152,891

Lycos, Inc. (a)                   88,000                      4,411,000

Microsoft Corp. (a)               1,734,400                   157,071,600

RealNetworks, Inc. (a)            12,000                      1,254,750

Unisys Corp. (a)                  945,745                     42,676,743

Yahoo!, Inc. (a)                  23,500                      4,218,250

                                                              389,763,340

COMPUTERS & OFFICE EQUIPMENT
- 4.7%

Compaq Computer Corp.             163,000                     3,738,813

Comverse Technology, Inc. (a)     61,400                      5,790,788

Dell Computer Corp. (a)           335,800                     14,040,638

EMC Corp. (a)                     435,700                     31,125,319

Fujitsu Ltd.                      730,000                     22,791,047

Hewlett-Packard Co.               340,600                     31,335,200

Hitachi Ltd.                      788,000                     8,599,050

Pitney Bowes, Inc.                466,100                     28,402,969

SCI Systems, Inc. (a)             773,100                     34,354,631

Sun Microsystems, Inc. (a)        406,900                     37,841,700

Xerox Corp.                       711,900                     29,855,306

                                                              247,875,461

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - 3.5%

Analog Devices, Inc. (a)          343,200                    $ 17,589,000

Intel Corp.                       233,900                     17,381,694

Micron Technology, Inc. (a)       99,500                      6,622,969

Motorola, Inc.                    433,300                     38,130,400

Samsung Electronics Co. Ltd.      70,700                      11,449,152

Sanmina Corp. (a)                 157,800                     12,209,775

Solectron Corp. (a)               267,492                     19,209,269

Texas Instruments, Inc.           736,500                     60,577,125

                                                              183,169,384

TOTAL TECHNOLOGY                                              1,048,381,030

TRANSPORTATION - 0.9%

RAILROADS - 0.9%

Burlington Northern Santa Fe      681,400                     18,738,500
Corp.

CSX Corp.                         333,100                     14,115,113

Union Pacific Corp.               313,700                     15,077,206

                                                              47,930,819

UTILITIES - 8.0%

CELLULAR - 2.8%

ALLTEL Corp.                      389,100                     27,382,913

China Telecom (Hong Kong)         5,986,000                   18,455,806
Ltd. (a)

Nextel Communications, Inc.       23,700                      1,607,156
Class A (a)

NTT Mobile Communication          376                         7,425,240
Network, Inc.

QUALCOMM, Inc.                    24,000                      4,540,500

Vodafone AirTouch PLC             273,000                     64,905,750
sponsored ADR

VoiceStream Wireless Corp. (a)    345,200                     21,305,313

                                                              145,622,678

ELECTRIC UTILITY - 1.9%

AES Corp. (a)                     497,700                     29,364,300

CMS Energy Corp.                  4,400                       149,325

Entergy Corp.                     425,300                     12,307,119

Illinova Corp.                    386,200                     10,837,738

IPALCO Enterprises, Inc.          470,200                     9,139,513

PECO Energy Co.                   280,800                     10,530,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PG&E Corp.                        453,042                    $ 11,722,462

Unicom Corp.                      401,800                     14,841,488

                                                              98,891,945

GAS - 0.0%

Dynegy, Inc.                      120,600                     2,494,913

TELEPHONE SERVICES - 3.3%

AT&T Corp.                        915,818                     39,838,083

CenturyTel, Inc.                  241,900                     9,827,188

MCI WorldCom, Inc. (a)            925,703                     66,534,903

Qwest Communications              319,100                     9,433,394
International, Inc. (a)

SBC Communications, Inc.          923,400                     47,151,113

                                                              172,784,681

TOTAL UTILITIES                                               419,794,217

TOTAL COMMON STOCKS                                          4,855,893,834
(Cost $3,796,828,576)

CONVERTIBLE BONDS - 0.2%

MOODY'S RATINGS (UNAUDITED)           PRINCIPAL AMOUNT

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd.         Baa3  $ 19,620,000           11,036,250
liquid yield option notes 0%
12/14/18 (c) (Cost
$10,563,844)

CASH EQUIVALENTS - 6.0%

                                SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,       314,054,717                   $ 314,054,717
5.22% (b) (Cost $314,054,717)

TOTAL INVESTMENT PORTFOLIO -                                    5,180,984,801
99.1%
(Cost $4,121,447,137)

NET OTHER ASSETS - 0.9%                                         46,842,400

NET ASSETS - 100%                                            $ 5,227,827,201

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,036,250 or 0.2% of net assets.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,143,239,158. Net unrealized appreciation aggregated $1,037,745,643, of which $1,247,922,227 related to appreciated investment securities and $210,176,584 related to depreciated investment securities.

The fund hereby designates approximately $881,314,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                          SEPTEMBER 30, 1999

ASSETS

Investment in securities, at                 $ 5,180,984,801
value (cost $4,121,447,137)
- See accompanying schedule

Cash                                          48,400

Receivable for investments                    140,306,649
sold

Receivable for fund shares                    418,368
sold

Dividends receivable                          4,745,866

Interest receivable                           1,009,604

Other receivables                             179,506

 TOTAL ASSETS                                 5,327,693,194

LIABILITIES

Payable for investments        $ 76,299,536
purchased

Payable for fund shares         1,001,009
redeemed

Accrued management fee          2,059,741

Distribution fees payable       259

Other payables and accrued      220,919
expenses

Collateral on securities        20,284,529
loaned, at value

 TOTAL LIABILITIES                            99,865,993

NET ASSETS                                   $ 5,227,827,201

Net Assets consist of:

Paid in capital                              $ 3,626,741,157

Undistributed net investment                  39,810,345
income

Accumulated undistributed net                 501,742,081
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,059,533,618
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 5,227,827,201

CLASS O  NET ASSET VALUE,                     $14.76
offering price and
redemption price per share
($5,226,302,749 (divided by)
353,979,571 shares)

CLASS N:  NET ASSET VALUE,                    $14.72
offering price and
redemption price per share
($1,524,452 (divided by)
103,578 shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME                              $ 50,536,774
Dividends

Interest                                        13,344,378

Security lending                                51,088

 TOTAL INCOME                                   63,932,240

EXPENSES

Management fee Basic fee         $ 29,741,031

 Performance adjustment           (6,765,297)

Transfer agent fees               251,873

Distribution fees                 558

Accounting and security           896,122
lending fees

Non-interested trustees'          21,861
compensation

Custodian fees and expenses       121,830

Registration fees                 35,476

Audit                             49,044

Legal                             101,949

Interest                          892

Reports to shareholders           220,050

Miscellaneous                     12,157

 Total expenses before            24,687,546
reductions

 Expense reductions               (972,807)     23,714,739

NET INVESTMENT INCOME                           40,217,501

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            514,903,755

 Foreign currency transactions    (300,041)     514,603,714

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            644,474,509

 Assets and liabilities in        (50,856)      644,423,653
foreign currencies

NET GAIN (LOSS)                                 1,159,027,367

NET INCREASE (DECREASE) IN                     $ 1,199,244,868
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED SEPTEMBER 30, 1999  YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 40,217,501                   $ 49,870,755
income

 Net realized gain (loss)       514,603,714                    911,976,206

 Change in net unrealized       644,423,653                    (723,728,685)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,199,244,868                  238,118,276
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (34,149,944)                   (63,384,584)
From net investment income

 From net realized gain         (864,396,346)                  (245,892,803)

 TOTAL DISTRIBUTIONS            (898,546,290)                  (309,277,387)

Share transactions - net        957,719,512                    431,423,801
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,258,418,090                  360,264,690
IN NET ASSETS

NET ASSETS

 Beginning of period            3,969,409,111                  3,609,144,421

 End of period (including      $ 5,227,827,201                $ 3,969,409,111
undistributed net investment
income of $39,810,345 and
$36,167,783, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

YEARS ENDED SEPTEMBER 30,        1999         1998         1997         1996 E       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.07      $ 14.40      $ 11.61      $ 10.57      $ 9.52
period

Income from Investment
Operations

Net investment income             .12 C        .18 C        .27 C        .24          .22

Net realized and unrealized       3.73         .71          3.52         1.34         1.99
gain (loss)

Total from investment             3.85         .89          3.79         1.58         2.21
operations

Less Distributions

From net investment income        (.12)        (.25)        (.25)        (.22)        (.17)

From net realized gain            (3.04)       (.97)        (.75)        (.32)        (.99)

 Total distributions              (3.16)       (1.22)       (1.00)       (.54)        (1.16)

Net asset value, end of period   $ 14.76      $ 14.07      $ 14.40      $ 11.61      $ 10.57

TOTAL RETURN A, B                 30.06%       6.64%        34.72%       15.43%       26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,226,303  $ 3,969,409  $ 3,609,144  $ 2,538,407  $ 2,031,762
(000 omitted)

Ratio of expenses to average      .48%         .48%         .54%         .78%         .80%
net assets

Ratio of expenses to average      .47% D       .48%         .53% D       .78%         .80%
net assets after  expense
reductions

Ratio of net investment           .79%         1.23%        2.11%        2.38%        2.33%
income to average net assets

Portfolio turnover                77%          106%         35%          37%          52%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT
PLANS.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

E PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID
JUNE 21, 1996.

FINANCIAL HIGHLIGHTS - CLASS N

YEAR ENDED SEPTEMBER 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.35
period

Income from Investment
Operations

Net investment income (loss) D    .00

Net realized and unrealized       (.63) G
gain (loss)

Total from investment             (.63)
operations

Net asset value, end of period   $ 14.72

TOTAL RETURN B, C                 (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,524
(000 omitted)

Ratio of expenses to average      1.35% A
net assets

Ratio of expenses to average      1.33% A, F
net assets after expense
reductions

Ratio of net investment           (.07)% A
income (loss) to average net
assets

Portfolio turnover                77%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N
SHARES) TO SEPTEMBER 30, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS

For the period ended September 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The funds commenced sale of Class N shares on April 30, 1999. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND - CONTINUED

income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $2,483,153,725 and $2,879,070,551, respectively, of which U.S. government and government agency obligations aggregated $0 and $152,315,313, respectively.

Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $3,781,882,869 and $3,729,228,823, respectively, of which U.S. government and government agency obligations aggregated $67,698,445 and $61,950,039, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rates are .17% and .30 % for Destiny I and Destiny II, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of
 .29% and .45%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -

CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

            PAID TO FDC

Destiny I   $ 175

Destiny II  $ 558

TRANSFER AGENT FEES. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 514,732  .01

CLASS N    441       .62 *

          $ 515,173

Destiny II

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 250,468  .01

CLASS N    1,405     .62 *

          $ 251,873

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $475,612 and $336,677, respectively for the period.

5. SECURITY LENDING.

The funds lend portfolio securities from time to time in order to earn additional income. Each fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, there were no loans outstanding for Destiny I. At period end, the value of the securities loaned amounted to $19,716,383 for Destiny II. Destiny II received cash collateral of $20,284,529 which was invested in the Taxable Central Cash Fund.

6. BANK BORROWINGS.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I there were no loans during the period. For Destiny II the average daily loan balance during the period for which the loan was outstanding amounted to $6,000,000. The weighted average interest rate was 5.4%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $712,549 and $954,197 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $4,090 and $864 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

          TRANSFER AGENT CREDITS

CLASS O   $ 17,896

Destiny II

          TRANSFER AGENT CREDITS

CLASS O   $ 17,746

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each fund's class were as follows:

Destiny I

                            YEARS ENDED SEPTEMBER 30,

                            1999 A                     1998

FROM NET INVESTMENT INCOME

Class O                     $ 105,484,207              $ 111,209,839

Class N                      -                          -

Total                       $ 105,484,207              $ 111,209,839

FROM NET REALIZED GAIN

Class O                     $ 544,915,685              $ 480,404,897

Class N                      -                          -

Total                       $ 544,915,685              $ 480,404,897

Total Distributions         $ 650,399,892              $ 591,614,736

Destiny II
                            YEAR ENDED SEPTEMBER 30,

                            1999 A                    1998

FROM NET INVESTMENT INCOME

Class O                     $ 34,149,944              $ 63,384,584

Class N                      -                         -

Total                       $ 34,149,944              $ 63,384,584

FROM NET REALIZED GAIN

Class O                     $ 864,396,346             $ 245,892,803

Class N                      -                         -

Total                       $ 864,396,346             $ 245,892,803

Total Distributions         $ 898,546,290             $ 309,277,387

A DISTRIBUTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO
SEPTEMBER 30, 1999.

9. SHARE TRANSACTIONS.

Transactions for each fund's class of shares for the periods are as follows:

Destiny I

                                SHARES                                              DOLLARS

                                YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,

                                1999 A                    1998                      1999 A



CLASS O Shares sold              9,223,182                 7,674,934                $ 248,764,091

Reinvestment of distributions    22,671,053                23,221,864                575,618,075

Shares redeemed                  (21,478,357)              (16,076,270)              (584,597,461)

Net increase (decrease)          10,415,878                14,820,528               $ 239,784,705

CLASS N Shares sold              9,786                     -                        $ 272,403

Shares redeemed                  (114)                     -                         (3,198)

Net increase (decrease)          9,672                     -                        $ 269,205





                                YEAR ENDED SEPTEMBER 30,

                                1998



CLASS O Shares sold             $ 194,919,194

Reinvestment of distributions    531,084,059

Shares redeemed                  (409,942,772)

Net increase (decrease)         $ 316,060,481

CLASS N Shares sold             $ -

Shares redeemed                  -

Net increase (decrease)         $ -


Destiny II

                                SHARES                                              DOLLARS

                                YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,

                                1999 A                    1998                      1999 A



CLASS O Shares sold              42,363,720                33,666,459               $ 629,670,010

Reinvestment of distributions    66,407,354                22,694,528                875,248,918

Shares redeemed                  (36,859,021)              (24,889,611)              (548,780,811)

Net increase (decrease)          71,912,053                31,471,376               $ 956,138,117

CLASS N Shares sold              105,039                   -                        $ 1,603,569

Shares redeemed                  (1,461)                   -                         (22,174)

Net increase (decrease)          103,578                   -                        $ 1,581,395





                                YEAR ENDED SEPTEMBER 30,

                                1998



CLASS O Shares sold             $ 501,235,130

Reinvestment of distributions    302,744,998

Shares redeemed                  (372,556,327)

Net increase (decrease)         $ 431,423,801

CLASS N Shares sold             $ -

Shares redeemed                  -

Net increase (decrease)         $ -


A SHARE TRANSACTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Fidelity Destiny Portfolios:
Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios) as of September 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and the financial highlights for each of the years in the four-year period ended September 30, 1998 were audited by other auditors whose report, dated November 12, 1998 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Destiny I and Destiny II at September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   November 5, 1999

DISTRIBUTIONS

The funds hereby designate 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 36.18% and 0.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax for Destiny I and Destiny II, respectively

A total of 58% and 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders for Destiny I and Destiny II, respectively.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

PROXY VOTING RESULTS

A special meeting of the funds' shareholders was held on June 16, 1999. Shareholders of record at the close of business on April 19, 1999 (Class O) were entitled to vote. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on April 19, 1999, the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

                 # OF                  % OF
                 VOTES CAST            VOTES CAST

RALPH F. COX
Affirmative     12,034,713,521.44     97.812

Withheld        269,174,117.65        2.188

TOTAL           12,303,887,639.09     100.000

PHYLLIS BURKE DAVIS
Affirmative     12,024,799,360.15     97.732

Withheld        279,088,278.94        2.268

TOTAL           12,303,887,639.09     100.000

ROBERT M. GATES
Affirmative     12,018,153,268.60     97.678

Withheld        285,734,370.49        2.322

TOTAL           12,303,887,639.09     100.000

EDWARD C. JOHNSON 3D
Affirmative     12,022,449,385.26     97.713

Withheld        281,438,253.83        2.287

TOTAL           12,303,887,639.09     100.000

E. BRADLEY JONES
Affirmative     12,011,159,042.04     97.621

Withheld        292,728,597.05        2.379

TOTAL           12,303,887,639.09     100.000

DONALD J. KIRK
Affirmative     12,037,929,370.72     97.838

Withheld        265,958,268.37        2.162

TOTAL           12,303,887,639.09     100.000

                # OF                  % OF
                VOTES CAST            VOTES CAST

 PETER S. LYNCH
Affirmative     12,036,485,998.31     97.827

Withheld        267,401,640.78        2.173

TOTAL           12,303,887,639.09     100.000

WILLIAM O. MCCOY
Affirmative     12,036,479,856.48     97.827

Withheld        267,407,782.61        2.173

TOTAL           12,303,887,639.09     100.000

GERALD C. MCDONOUGH
Affirmative     12,020,160,511.29     97.694

Withheld        283,727,127.80        2.306

TOTAL           12,303,887,639.09     100.000

MARVIN L. MANN
Against       12,039,101,531.78     97.848

Withheld      264,786,107.31        2.152

TOTAL         12,303,887,639.09     100.000

ROBERT C. POZEN
Affirmative     12,029,915,166.14     97.773

Withheld        273,972,472.95        2.227

TOTAL           12,303,887,639.09     100.000

THOMAS R. WILLIAMS
Affirmative     12,023,514,869.84     97.721

Withheld        280,372,769.25        2.279

TOTAL           12,303,887,639.09     100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.

DESTINY I        # OF                % OF
                 VOTES CAST          VOTES CAST

Affirmative     6,897,499,125.27     96.581

Against         72,337,124.22        1.013

Abstain         171,810,159.29       2.406

TOTAL           7,141,646,408.78     100.000

DESTINY II       # OF                % OF
                VOTES CAST           VOTES CAST

Affirmative     4,923,635,671.52     95.378

Against         63,631,261.46        1.232

Abstain         174,974,297.33       3.390

TOTAL           5,162,241,230.31     100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Declaration of Trust.*

                 # OF                 % OF
                 VOTES CAST           VOTES CAST

Affirmative     11,131,125,685.46     90.468

Against         763,788,042.58        6.208

Abstain         408,973,911.05        3.324

TOTAL           12,303,887,639.09     100.000

PROPOSAL 4

To amend the trust's Bylaws.*

                 # OF                 % OF
                 VOTES CAST           VOTES CAST

Affirmative     10,482,701,078.01     85.199

Against         1,363,003,529.20      11.077

Abstain         458,135,367.81        3.724

TOTAL           12,303,839,975.02     100.000

PROPOSAL 5

To adopt a new fundamental policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

DESTINY I           # OF                 % OF
                    VOTES CAST           VOTES CAST

Affirmative         5,861,503,333.60     82.076

Against             1,013,545,201.18     14.192

Abstain             266,550,209.93       3.732

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II          # OF             % OF
                    VOTES CAST       VOTES CAST

Affirmative     4,265,462,636.07     82.628

Against         646,162,823.99       12.517

Abstain         250,615,770.25       4.855

TOTAL           5,162,241,230.31     100.000

PROPOSAL 6

To approve an amended management contract for Destiny I.

                     # OF                % OF
                     VOTES CAST          VOTES CAST

Affirmative         5,922,467,896.71     82.929

Against             963,143,322.96       13.487

Abstain             255,987,525.04       3.584

TOTAL               7,141,598,744.71     100.00

Broker Non-Votes    47,664.07

PROPOSAL 7

To approve an amended management contract for Destiny II.

                 # OF                 % OF
                 VOTES CAST           VOTES CAST

Affirmative     4,296,609,730.76     83.231

Against         630,316,132.14       12.211

Abstain         235,315,367.41       4.558

TOTAL           5,162,241,230.31     100.00

PROPOSAL 8

To approve an amended sub-advisory agreement with FMR U.K. for the fund.

DESTINY I            # OF                % OF
                     VOTES CAST          VOTES CAST

Affirmative         6,443,451,256.98     90.224

Against             425,931,245.84       5.964

Abstain             272,216,241.89       3.812

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II       # OF                % OF
                 VOTES CAST          VOTES CAST

Affirmative     4,632,688,155.31     89.742

Against         278,195,913.87       5.389

Abstain         251,357,161.13       4.869

TOTAL           5,162,241,230.31     100.000

PROPOSAL 9

To approve an amended sub-advisory agreement with FMR Far East for the fund.

DESTINY I              # OF              % OF
                      VOTES CAST         VOTES CAST

Affirmative         6,417,908,120.71     89.867

Against             446,453,503.77       6.251

Abstain             277,237,120.23       3.882

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II        # OF               % OF
                  VOTES CAST         VOTES CAST

Affirmative     4,615,571,555.97     89.410

Against         295,151,995.99       5.718

Abstain         251,517,678.35       4.872

TOTAL           5,162,241,230.31     100.000

PROPOSAL 10

To approve a Distribution and Service Plan for Class O of the fund.

DESTINY I            # OF                % OF
                     VOTES CAST          VOTES CAST

Affirmative         6,467,136,824.57     90.556

Against             430,345,582.82       6.026

Abstain             244,116,337.32       3.418

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II          # OF             % OF
                    VOTES CAST       VOTES CAST

Affirmative     4,658,004,579.64     90.232

Against         275,806,276.18       5.343

Abstain         228,430,374.49       4.425

TOTAL           5,162,241,230.31     100.000

PROPOSAL 11

To eliminate a fundamental investment policy for the fund.

DESTINY I            # OF                % OF
                     VOTES CAST          VOTES CAST

Affirmative         6,177,499,211.29     86.500

Against             681,584,454.40       9.544

Abstain             282,515,079.02       3.956

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II        # OF               % OF
                  VOTES CAST         VOTES CAST

Affirmative     4,455,134,096.97     86.302

Against         466,422,015.78       9.036

Abstain         240,685,117.56       4.662

TOTAL           5,162,241,230.31     100.000

PROPOSAL 12

To amend the fund's diversification limitation to exclude "securities of other investment companies" from issuer diversification limitations.

DESTINY I           # OF                 % OF
                    VOTES CAST           VOTES CAST

Affirmative         6,252,942,391.19     87.557

Against             617,505,035.17       8.646

Withheld            271,151,318.35       3.797

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II       # OF                % OF
                 VOTES CAST          VOTES CAST

Affirmative     4,504,194,777.37     87.253

Against         416,708,329.49       8.072

Withheld        241,338,123.45       4.675

TOTAL           5,162,241,230.31     100.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.








FIDELITY(registered trademark)
DESTINY
PORTFOLIOS:
DESTINY I - CLASS N
DESTINY II - CLASS N

Annual Report

September 30, 1999

FIDELITY
DESTINY
PORTFOLIOS:
DESTINY I - CLASS N
DESTINY II - CLASS N

82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

Fidelity Management & Research
 (U.K.) Inc., London, England

Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan

OFFICERS

Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail P. Johnson, VICE PRESIDENT
George A. Vanderheiden, VICE PRESIDENT (DESTINY I)
Beth Terrana, VICE PRESIDENT (DESTINY II)
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Matthew N. Karstetter, DEPUTY TREASURER
John H. Costello, ASSISTANT TREASURER

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

 DESN-ANN-1199
 1.730525.100

* INDEPENDENT  TRUSTEES

(recycle logo) Printed on recycled paper
6i-87944

CONTENTS

ANNUAL REPORT
PERFORMANCE                     A-2   How the funds have done over
                                      time.

FUND TALK                       A-5   The managers' review of the
                                      funds' performance,
                                      strategy and outlook.

INVESTMENT CHANGES              A-11  A summary of major shifts in
                                      the funds' investments  over
                                      the past six months.

DESTINY I

 INVESTMENTS                    A-12  A complete list of the fund's
                                      investments  with their
                                      market values.

 FINANCIAL STATEMENTS           A-18  Statements of assets and
                                      liabilities, operations, and
                                       changes in net assets, as
                                      well as financial highlights.

DESTINY II

 INVESTMENTS                    A-23  A complete list of the fund's
                                      investments  with their
                                      market values.

 FINANCIAL STATEMENTS           A-29  Statements of assets and
                                      liabilities, operations, and
                                       changes in net assets, as
                                      well as financial highlights.

NOTES                           A-34  Notes to the financial
                                      statements.

INDEPENDENT AUDITORS' REPORT    A-41  The auditors' opinion

DISTRIBUTIONS                   A-42

OF SPECIAL NOTE                 A-43

PROXY VOTING RESULTS            A-44

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(recycle logo) THIS REPORT IS PRINTED ON RECYCLED PAPER USING
SOY-BASED INKS.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR DEPOSITORY INSTITUTION.

SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FIDELITY DESTINY PORTFOLIOS: DESTINY I: CLASS N

PERFORMANCE: THE BOTTOM LINE

$10,000 OVER 10 YEARS
             Destiny I - CL N            S&P 500
             00395                       SP001
  1989/09/30      10000.00                    10000.00
  1989/10/31       9655.97                     9768.00
  1989/11/30       9695.99                     9967.27
  1989/12/31       9632.71                    10206.48
  1990/01/31       9049.39                     9521.63
  1990/02/28       9234.69                     9644.46
  1990/03/31       9426.82                     9900.03
  1990/04/30       9114.67                     9652.53
  1990/05/31      10115.21                    10593.65
  1990/06/30      10086.53                    10521.62
  1990/07/31       9795.80                    10487.95
  1990/08/31       8785.50                     9539.84
  1990/09/30       8186.95                     9075.25
  1990/10/31       8121.78                     9036.22
  1990/11/30       8810.49                     9619.96
  1990/12/31       9247.14                     9888.36
  1991/01/31      10236.66                    10319.49
  1991/02/28      10937.17                    11057.34
  1991/03/31      11187.10                    11324.93
  1991/04/30      11318.83                    11352.11
  1991/05/31      11987.59                    11842.52
  1991/06/30      11191.89                    11300.13
  1991/07/31      11925.89                    11826.72
  1991/08/31      12321.75                    12107.01
  1991/09/30      12104.92                    11904.82
  1991/10/31      12042.20                    12064.35
  1991/11/30      11295.63                    11578.15
  1991/12/31      12736.48                    12902.69
  1992/01/31      12864.79                    12662.70
  1992/02/29      13324.64                    12827.32
  1992/03/31      13015.71                    12577.19
  1992/04/30      13474.76                    12946.96
  1992/05/31      13577.91                    13010.40
  1992/06/30      13333.99                    12816.54
  1992/07/31      13864.35                    13340.74
  1992/08/31      13486.61                    13067.25
  1992/09/30      13612.58                    13221.45
  1992/10/31      13521.14                    13267.72
  1992/11/30      14162.41                    13720.15
  1992/12/31      14539.27                    13888.91
  1993/01/31      14977.59                    14005.57
  1993/02/28      15014.33                    14196.05
  1993/03/31      15747.36                    14495.59
  1993/04/30      15831.14                    14144.79
  1993/05/31      16267.22                    14523.87
  1993/06/30      16379.03                    14565.99
  1993/07/31      16576.27                    14507.73
  1993/08/31      17135.18                    15057.57
  1993/09/30      17122.61                    14941.63
  1993/10/31      17739.71                    15250.92
  1993/11/30      17615.07                    15106.04
  1993/12/31      18222.39                    15288.82
  1994/01/31      19368.93                    15808.64
  1994/02/28      19062.24                    15380.23
  1994/03/31      18149.81                    14709.65
  1994/04/30      18677.32                    14897.93
  1994/05/31      18804.14                    15142.26
  1994/06/30      18261.11                    14771.27
  1994/07/31      18852.10                    15255.77
  1994/08/31      19690.29                    15881.26
  1994/09/30      19061.54                    15492.17
  1994/10/31      19467.56                    15840.74
  1994/11/30      18786.07                    15263.82
  1994/12/31      18863.24                    15490.18
  1995/01/31      19030.16                    15891.84
  1995/02/28      19661.30                    16511.15
  1995/03/31      20201.26                    16998.39
  1995/04/30      20946.57                    17498.99
  1995/05/31      21909.66                    18198.43
  1995/06/30      22639.78                    18621.18
  1995/07/31      23433.12                    19238.66
  1995/08/31      23621.49                    19286.95
  1995/09/30      24092.00                    20100.85
  1995/10/31      24266.76                    20029.09
  1995/11/30      24941.21                    20908.37
  1995/12/31      25612.65                    21311.07
  1996/01/31      26072.22                    22036.50
  1996/02/29      25957.50                    22240.77
  1996/03/31      25870.23                    22454.95
  1996/04/30      26342.20                    22785.94
  1996/05/31      26895.25                    23373.59
  1996/06/30      27066.17                    23462.64
  1996/07/31      26216.24                    22426.06
  1996/08/31      26414.58                    22899.03
  1996/09/30      27713.22                    24187.79
  1996/10/31      28752.00                    24854.88
  1996/11/30      30915.47                    26733.66
  1996/12/31      30100.19                    26204.07
  1997/01/31      31550.82                    27841.30
  1997/02/28      31813.00                    28059.58
  1997/03/31      30154.00                    26906.61
  1997/04/30      31646.34                    28512.93
  1997/05/31      33660.96                    30248.80
  1997/06/30      34714.39                    31603.95
  1997/07/31      37322.44                    34118.67
  1997/08/31      35949.31                    32207.35
  1997/09/30      37446.98                    33971.34
  1997/10/31      36658.04                    32836.70
  1997/11/30      37959.02                    34356.71
  1997/12/31      39070.51                    34946.61
  1998/01/31      39190.60                    35333.12
  1998/02/28      41688.69                    37881.35
  1998/03/31      43011.43                    39821.25
  1998/04/30      42897.43                    40221.85
  1998/05/31      42503.41                    39530.44
  1998/06/30      43559.12                    41136.17
  1998/07/31      43675.28                    40698.07
  1998/08/31      37970.07                    34813.94
  1998/09/30      40357.45                    37044.12
  1998/10/31      43414.60                    40057.29
  1998/11/30      46155.65                    42485.16
  1998/12/31      48661.81                    44933.16
  1999/01/31      49095.59                    46812.26
  1999/02/28      46786.14                    45357.34
  1999/03/31      47959.80                    47172.08
  1999/04/30      49976.83                    48999.06
  1999/05/31      49652.77                    47842.19
  1999/06/30      51795.15                    50497.43
  1999/07/31      50588.94                    48920.90
  1999/08/31      49310.71                    48678.74
  1999/09/30      47636.42                    47344.46
IMATRL PRASUN   SHR__CHT 19990930 19991022 094831 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny I: Class N on September 30, 1989. As the chart shows, by September 30, 1999, the value of the investment would have grown to $47,618 - a 376.18% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $47,344 - a 373.44% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY I: CL N                   17.99%       149.81%       376.18%

S&P 500 (registered trademark)    27.80%       205.60%       373.44%

Lipper Growth Funds Average       30.34%       153.87%       294.93%

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY I: CL N               17.99%       20.09%        16.89%

$50/month 15-Year Plan        -40.96%      17.61%        16.30%

S&P 500                       27.80%       25.03%        16.82%

Lipper Growth  Funds Average  30.34%       20.00%        14.35%

Destiny I began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fees applicable to Class N.

The charts above show Destiny I: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans I: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page A-4.* FIDELITY DESTINY PORTFOLIOS: DESTINY II: CLASS N

PERFORMANCE: THE BOTTOM LINE

$10,000 OVER 10 YEARS
             Destiny II - CL N           S&P 500
             00396                       SP001
  1989/09/30      10000.00                    10000.00
  1989/10/31       9666.78                     9768.00
  1989/11/30       9752.73                     9967.27
  1989/12/31       9827.00                    10206.48
  1990/01/31       9180.72                     9521.63
  1990/02/28       9345.91                     9644.46
  1990/03/31       9569.76                     9900.03
  1990/04/30       9268.44                     9652.53
  1990/05/31      10320.33                    10593.65
  1990/06/30      10332.36                    10521.62
  1990/07/31       9957.69                    10487.95
  1990/08/31       8873.00                     9539.84
  1990/09/30       8204.25                     9075.25
  1990/10/31       8138.53                     9036.22
  1990/11/30       8967.79                     9619.96
  1990/12/31       9494.80                     9888.36
  1991/01/31      10553.94                    10319.49
  1991/02/28      11371.51                    11057.34
  1991/03/31      11723.06                    11324.93
  1991/04/30      11944.23                    11352.11
  1991/05/31      12614.29                    11842.52
  1991/06/30      11712.21                    11300.13
  1991/07/31      12525.97                    11826.72
  1991/08/31      13008.98                    12107.01
  1991/09/30      12777.30                    11904.82
  1991/10/31      12713.79                    12064.35
  1991/11/30      11882.13                    11578.15
  1991/12/31      13313.41                    12902.69
  1992/01/31      13560.11                    12662.70
  1992/02/29      14119.68                    12827.32
  1992/03/31      13676.80                    12577.19
  1992/04/30      14127.40                    12946.96
  1992/05/31      14332.99                    13010.40
  1992/06/30      14004.47                    12816.54
  1992/07/31      14555.97                    13340.74
  1992/08/31      14122.99                    13067.25
  1992/09/30      14156.22                    13221.45
  1992/10/31      14139.62                    13267.72
  1992/11/30      14838.10                    13720.15
  1992/12/31      15241.58                    13888.91
  1993/01/31      15756.65                    14005.57
  1993/02/28      15784.05                    14196.05
  1993/03/31      16434.20                    14495.59
  1993/04/30      16422.15                    14144.79
  1993/05/31      16980.18                    14523.87
  1993/06/30      17116.62                    14565.99
  1993/07/31      17265.79                    14507.73
  1993/08/31      17887.18                    15057.57
  1993/09/30      17921.12                    14941.63
  1993/10/31      18579.68                    15250.92
  1993/11/30      18492.22                    15106.04
  1993/12/31      19161.16                    15288.82
  1994/01/31      20353.94                    15808.64
  1994/02/28      20092.17                    15380.23
  1994/03/31      19097.85                    14709.65
  1994/04/30      19654.24                    14897.93
  1994/05/31      19780.57                    15142.26
  1994/06/30      19182.42                    14771.27
  1994/07/31      19793.71                    15255.77
  1994/08/31      20684.98                    15881.26
  1994/09/30      20017.26                    15492.17
  1994/10/31      20437.28                    15840.74
  1994/11/30      19770.71                    15263.82
  1994/12/31      19844.23                    15490.18
  1995/01/31      20037.55                    15891.84
  1995/02/28      20677.99                    16511.15
  1995/03/31      21221.69                    16998.39
  1995/04/30      21980.00                    17498.99
  1995/05/31      22952.47                    18198.43
  1995/06/30      23708.42                    18621.18
  1995/07/31      24503.08                    19238.66
  1995/08/31      24699.91                    19286.95
  1995/09/30      25198.53                    20100.85
  1995/10/31      25386.59                    20029.09
  1995/11/30      26058.61                    20908.37
  1995/12/31      26749.76                    21311.07
  1996/01/31      27230.14                    22036.50
  1996/02/29      27093.58                    22240.77
  1996/03/31      26982.18                    22454.95
  1996/04/30      27461.30                    22785.94
  1996/05/31      28014.48                    23373.59
  1996/06/30      28176.60                    23462.64
  1996/07/31      27334.54                    22426.06
  1996/08/31      27538.34                    22899.03
  1996/09/30      28835.42                    24187.79
  1996/10/31      29857.41                    24854.88
  1996/11/30      32094.06                    26733.66
  1996/12/31      31254.19                    26204.07
  1997/01/31      32711.87                    27841.30
  1997/02/28      33037.60                    28059.58
  1997/03/31      31346.70                    26906.61
  1997/04/30      32801.07                    28512.93
  1997/05/31      34817.01                    30248.80
  1997/06/30      35837.60                    31603.95
  1997/07/31      38464.96                    34118.67
  1997/08/31      37017.09                    32207.35
  1997/09/30      38515.59                    33971.34
  1997/10/31      37711.69                    32836.70
  1997/11/30      39073.83                    34356.71
  1997/12/31      40170.00                    34946.61
  1998/01/31      40286.19                    35333.12
  1998/02/28      42934.63                    37881.35
  1998/03/31      44270.30                    39821.25
  1998/04/30      44005.30                    40221.85
  1998/05/31      43421.14                    39530.44
  1998/06/30      45798.36                    41136.17
  1998/07/31      46141.84                    40698.07
  1998/08/31      38978.04                    34813.94
  1998/09/30      40715.92                    37044.12
  1998/10/31      43869.26                    40057.29
  1998/11/30      46786.77                    42485.16
  1998/12/31      51019.44                    44933.16
  1999/01/31      52807.99                    46812.26
  1999/02/28      51445.48                    45357.34
  1999/03/31      53624.31                    47172.08
  1999/04/30      54799.40                    48999.06
  1999/05/31      53228.60                    47842.19
  1999/06/30      56227.40                    50497.43
  1999/07/31      54549.50                    48920.90
  1999/08/31      53799.80                    48678.74
  1999/09/30      52586.00                    47344.46
IMATRL PRASUN   SHR__CHT 19990930 19991012 120933 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Destiny II: Class N on September 30, 1989. As the chart shows, by September 30, 1999, the value of the investment would have grown to $52,550 - a 425.50% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $47,344 - a 373.44% increase.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY II: CL N                29.07%       162.52%       425.50%

S&P 500                         27.80%       205.60%       373.44%

Lipper Growth Funds Average     30.34%       153.87%       294.93%

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED  SEPTEMBER 30,  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
1999

DESTINY II: CL N              29.07%       21.29%        18.05%

$50/month 15-Year Plan        -35.42%      18.78%        17.45%

S&P 500                       27.80%       25.03%        16.82%

Lipper Growth Funds Average   30.34%       20.00%        14.35%

Destiny II began offering Class N shares on April 30, 1999. The total returns for Class N reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class N.

The charts above show Destiny II: Class N total returns, which include changes in share price and reinvestment of dividends and capital gains. The fund's cumulative total returns and average annual total returns do not include the effects of the separate sales charges assessed through Destiny Plans II: N (the Plans); the figures provided for a "$50/month 15-year plan" illustrate the fund's performance adjusted to reflect fees and sales charges assessed by the Plans. The illustrations assume an initial investment at the beginning of each period shown. Because the illustrations assume yearly lump sum investments, they do not reflect what investors would have earned had they made regular monthly investments over the period. As shares of the funds may be acquired only through the Plans, investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan. The rate (%) of deductions decreases proportionately as Plan sizes increase. Figures for the S&P 500, a market capitalization-weighted index of common stocks, include reinvestment of dividends.

All performance numbers are historical; the fund's share price and return will vary and you may have a gain or loss when you sell your shares. Lipper's new comparison categories are listed on page A-4.*

FIDELITY DESTINY PORTFOLIOS: DESTINY I & II: CLASS N

PERFORMANCE: THE BOTTOM LINE

To measure how the funds' performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 1,083 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Destiny I: Class N

*THE LIPPER LARGE CAP VALUE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF SEPTEMBER 30, 1999, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP VALUE FUNDS AVERAGE, ARE 20.68%, 154.13%, 275.56%, AND 20.68%, 20.38%, 14.03%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE 29.43%, 174.72%, 320.78%, AND 29.43%, 22.17%, 15.24%, RESPECTIVELY.

Destiny II: Class N

*THE LIPPER LARGE CAP CORE FUNDS AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR PORTFOLIO CHARACTERISTICS AND CAPITALIZATION. THE LIPPER LARGE CAP SUPERGROUP AVERAGE REFLECTS THE PERFORMANCE (EXCLUDING SALES CHARGES) OF MUTUAL FUNDS WITH SIMILAR CAPITALIZATION. AS OF SEPTEMBER 30, 1999, THE ONE YEAR, FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP CORE FUNDS AVERAGE, ARE 27.74%, 167.48%, 309.32%, AND 27.74%, 21.66%, 14.99%, RESPECTIVELY; AND THE ONE YEAR,
FIVE YEAR, AND 10 YEAR CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE LARGE CAP SUPERGROUP AVERAGE ARE 29.43%, 174.72%, 320.78%, AND 29.43%, 22.17%, 15.24%, RESPECTIVELY.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite persistent volatility over the past year, the U.S. equity market managed to produce another round of healthy double-digit returns. For the 12-month period ending September 30, 1999, the
Standard & Poor's 500 Index and the Dow Jones
Industrial Average returned 27.80% and 33.88%, respectively. Early in the period, the market was characterized by a Federal Reserve Board that embarked on an effort to stabilize turbulent global markets with a series of interest-rate cuts. In response, investors pushed the Dow above the 10,000 level for the first time on March 29. Despite periodic setbacks due to nervousness about inflation, steady stock performance continued through the first several months of 1999. Late in the second quarter, however, an overheating domestic economy and signs of a global recovery increased fears of inflation and contributed to a shift in the domestic economic environment. On May 18, the Fed reversed its monetary policy stance from a neutral bias to one that favored increasing rates down the road. That bias shift led to a rate hike on June 30, as the federal funds rate was increased from 4.75% to 5.00%. The Fed hiked rates again by the same amount on August 24. Although it immediately switched to a neutral bias following each increase, the market sold off in the third quarter as investors anticipated another jump in interest rates later in 1999 due to tight labor markets.

(photograph of George A. Vanderheiden)

An interview with
George A. Vanderheiden, Portfolio Manager of Destiny I

Q. HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS, GEORGE?

A. While the fund's Class N shares posted a respectable return of 17.99% for the 12-month period ending September 30, 1999, it still underperformed its benchmark and its peers. During the period, the Standard & Poor's 500 Index returned 27.80%, while the growth funds average, as measured by Lipper Inc., was 30.34%.

Q. CAN YOU POINT TO ANY SPECIFICS BEHIND THE FUND'S SUBPAR PERFORMANCE RELATIVE TO ITS PEERS AND THE S&P 500?

A. I would point to two primary explanations. First, the fund was considerably underweighted in technology stocks. Throughout the period, I felt that the valuations of technology stocks were significantly overinflated. Despite that, a small group of technology stocks - names like Microsoft, Intel, Dell and a few others - continued to drive the performance of the market. While I did own positions in most of those stocks, I did not weight them as heavily as my growth fund peers did. Also the S&P 500's tech weighting was roughly double the fund's 12.4% position in the sector.

Q. WHAT WAS THE SECOND FACTOR BEHIND THE FUND'S UNDERPERFORMANCE?

A. For most of the period, I tilted the fund toward value and defensive growth stocks, with mixed results. At the period's outset, I felt value stocks looked attractive relative to growth. Unfortunately, it remained a very narrow, growth-oriented market through the end of the first quarter of 1999. In the second quarter, however, the fund's value positioning paid off. Central bank interest-rate easings around the world, recoveries in Asia and Russia, and a rebound in commodity prices - particularly oil - all contributed to a broadening of corporate earnings. Thus, investors turned away from the expensive, large-cap growth stocks and toward value and cyclical issues, whose earnings and performance are sensitive to the ups and downs of the economy. The fund was well-positioned for this rotation, and it outperformed both the S&P 500 and the growth funds average for the second quarter. Names such as Philip Morris, which had an otherwise poor year, and Fleet Financial performed very well in this quarter.

Q. HOW DID VALUE STOCKS FARE IN THE THIRD QUARTER OF 1999?

A. As quickly as investors rotated into value stocks in the second quarter, they shifted out of them in the third quarter. The U.S. Federal Reserve Board, wary of an overheated domestic economy and impending signs of inflation, hiked short-term interest rates by 0.25 percentage points on June 30, which effectively ended the value and cyclical rally. A second rate hike of the same amount on August 24 further sealed their demise.

Q. WHAT WAS YOUR STRATEGIC REACTION TO THE FED'S RATE HIKES IN TERMS OF THE FUND'S POSITIONING?

A. I stopped buying cyclical and value stocks; there's no use chasing a group that's not going to work if the market's worried about rising interest rates. However, I continued to buy defensive growth stocks. I define defensive growth companies as those that grow their earnings at a 10% to 15% rate annually, have a reasonable price-to-earnings (P/E) ratio and are not really affected by interest rates or recessions. It's a broad category that includes financial growth stocks such as Fannie Mae, Freddie Mac and Associates First Capital; drug stocks such as Schering-Plough, Eli Lilly and Cardinal Health; and grocery store chains such as Safeway and Kroger.

Q. WHAT DID YOU FIND COMPELLING ABOUT THIS GROUP?

A. I felt this group was attractive because it offers a good ratio of growth per P/E. The example I like to use is Fannie Mae versus General Electric, a blue chip growth company. Investors get approximately the same growth with each company, but GE investors pay 33-times its year 2000 earnings, while Fannie Mae trades at only 15-times its 2000 earnings. There are certain times when I will overweight aggressive growth companies such as Dell and Cisco, but once they get too expensive, as I felt they did during the period, I focus on defensive growth stocks.

Q. HOW DID THESE STOCKS PERFORM?

A. The majority of the fund's defensive growth holdings grew anywhere from 12% to 15% during the period. However, the S&P posted returns of well over 20%. Given this scenario, defensive growth underperformed. Essentially, investors said, "Why do I want a company growing at 12% to 15% when I know I can get an S&P company that's up 20%?" So, despite their positive fundamentals and low valuations, the fund's defensive growth positions were disappointing. Another reason for their underperformance was the incredible "momentum market" we experienced, where money just funnelled into six technology stocks - Microsoft, Lucent, Dell, Cisco, Intel and IBM. This "gold rush mentality" has helped these six tech companies appreciate by a combined $1.1 trillion since the beginning of 1998, roughly equal to what all stocks in the equity market were worth in 1982.

Q. WHAT POSITIONS WORKED WELL FOR THE FUND OVER THE COURSE OF THE
YEAR?

A. Technology holding Solectron, a contract electronic manufacturer, was the largest contributor to performance. Technology companies outsource their manufacturing to Solectron, and this stock has gone up 10-fold since I first started buying it in 1992. Strong stock selection in the retail and telecommunications sectors also helped the fund's overall return. In the retail sector, Wal-Mart and Home Depot benefited from the strong U.S. economy and consumers' ability to finance home improvements. U.K.-based telecommunications company Vodafone, which benefited from solid earnings growth, had a persistent run of outstanding performance, as did MCI WorldCom. Its focus on the high-growth areas of Internet, data and international communications gained the company 4% of the global telecom market.

Q. WHICH HOLDINGS HURT PERFORMANCE?

A. Philip Morris was the largest relative detractor due to the company's ongoing litigation battles. Despite beating their first and second quarter earnings estimates, Fannie Mae and Freddie Mac, which help provide housing for low- and moderate-income families, were disappointments. Nervous sentiment concerning rising interest rates drove share prices down. However, based on their strong fundamentals, I feel these stocks were unfairly punished and I remain bullish about their prospects. The fund's bond holdings, which accounted for 7.7% of net assets at the end of the period, also fared poorly, due to rising interest rates.

Q. WHAT IS YOUR OUTLOOK FOR THE NEXT FEW MONTHS, GEORGE?

A. I feel confident about the positioning of the fund, especially the underweighting of technology and the focus on defensive growth stocks. The Fed is in a tightening mode and this will serve to compress P/E multiples going forward, as it has since the Fed started raising rates in June. In this environment, stocks that should do best are those with good earnings gains and modest valuations, while stocks with inflated valuations are vulnerable to disappointments. At the end of 1992, Home Depot stock sold at an inflated valuation of 51-times its next 12 month's earnings. In spite of the company growing its earnings at 23% per year during the next three years, the stock was flat to down over that period as the earnings caught up to the stock price. This is what I expect to happen with the large-cap technology stocks.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS
GOAL: seeks capital growth
START DATE: July 10, 1970
SIZE: as of September 30, 1999,
more than $6.9 billion
MANAGER: George Vanderheiden, since 1980;
manager, Destiny II, 1985-1998; joined Fidelity in 1971

GEORGE VANDERHEIDEN ON MANAGING
THE FUND THROUGH MARKET DOWNTURNS:

"Despite their impressive run, some of the hot technology stocks are beginning to struggle. At the end of the period, IBM's stock price was approximately 20% below its recent high due to problems with hardware sales. Xerox missed its third-quarter earnings estimates and the stock was cut roughly in half. Hewlett-Packard's sales and orders were slowing, and Intel missed its third-quarter earnings estimates due to declining microprocessor prices and lower prices for PCs.
Furthermore, SAP, the world's largest business management software company, saw a sharp decline in third-quarter sales as customers delayed technology purchases. In addition to these signs, it's clear that the valuations of technology stocks are way ahead of themselves.
Even Microsoft president Steve Ballmer recently said that tech stocks, including those of his own company, were overvalued.

"There are times when the market favors
aggressive growth, and there are times when it favors defensive growth. I'm feeling better that defensive growth is really the area to be in. I think we're coming toward the end of the technology dominance. With Y2K concerns and consideration of their own bottom lines, many companies have cut back on technology expenditures for the fourth quarter through the middle of the first quarter next year. All of this adds up to a degree of uncertainty for technology stocks. Usually, whenever you get uncertainty in the stock market, people flee the area of uncertainty.

"Momentum tech stocks are also at risk if the economy starts to slow. This is the eighth year of economic expansion, tying the longest peacetime expansion in our history, but it's getting long in the tooth. We'll probably see some type of slowing, which will have more impact on tech and fast-growing companies than it will on health care or personal care or grocery stores. All these things tell me that defensive growth should beat aggressive growth in the coming months."

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Despite persistent volatility over the past year, the U.S. equity market managed to produce another round of healthy double-digit returns. For the 12-month period ending September 30, 1999, the
Standard & Poor's 500 Index and the Dow Jones
Industrial Average returned 27.80% and 33.88%, respectively. Early in the period, the market was characterized by a Federal Reserve Board that embarked on an effort to stabilize turbulent global markets with a series of interest-rate cuts. In response, investors pushed the Dow above the 10,000 level for the first time on March 29. Despite periodic setbacks due to nervousness about inflation, steady stock performance continued through the first several months of 1999. Late in the second quarter, however, an overheating domestic economy and signs of a global recovery increased fears of inflation and contributed to a shift in the domestic economic environment. On May 18, the Fed reversed its monetary policy stance from a neutral bias to one that favored increasing rates down the road. That bias shift led to a rate hike on June 30, as the federal funds rate was increased from 4.75% to 5.00%. The Fed hiked rates again by the same amount on August 24. Although it immediately switched to a neutral bias following each increase, the market sold off in the third quarter as investors anticipated another jump in interest rates later in 1999 due to tight labor markets.

(photograph of Beth Terrana)

An interview with Beth Terrana, Portfolio Manager of Destiny II

Q. HOW DID THE FUND PERFORM, BETH?

A. The fund performed very well during the period. For the twelve months ending September 30, 1999, the fund's Class N shares returned 29.07%. This outdistanced the Standard & Poor's 500 Index, which returned 27.80%, but slightly lagged the Lipper growth funds average, which returned 30.34%.

Q. WHAT WERE SOME OF THE FACTORS BEHIND THE FUND'S OUTPERFORMANCE OF THE S&P 500 DURING THE PERIOD?

A. The top contributors to performance, relative to the S&P 500, were the fund's financial stocks. In particular, Citigroup and American Express were both top performers during the period. American Express has a dominant global franchise, continued to deliver strong revenue growth and had an aggressive strategy to offer its financial and travel-related services on the Internet. Citigroup benefited from its unique combination of strong international brands and cost-cutting initiatives. Overall, however, I believe the fundamentals of the finance sector have deteriorated. Revenue growth has slowed, credit risk has risen and many banks have poorly executed the integration of recent mergers. Consequently, underweighting the lagging finance sector during the past year also enhanced Destiny II's performance. An underweighted position in the health sector provided another positive contribution. After nearly five years of enormous new-product growth, the pace of new-product introductions is expected to slow. With fewer blockbuster drugs in the new-product pipeline and more drugs coming off patent protection, earnings growth rates will likely slow down for many pharmaceutical companies.

Q. WHICH STOCKS DID NOT PERFORM AS YOU HOPED?

A. Xerox was a disappointment. For the past three years, Xerox had the market for digital copiers largely to itself. Recently, Canon and Ricoh have developed strong competing products. In addition, Xerox has been slow to implement its announced sales force reorganization. These two factors left the company vulnerable to increased competition and earnings disappointments. Several of the fund's consumer nondurables holdings, most notably Clorox, also detracted from returns. Clorox, as was the case with many consumer nondurables companies, was hurt by increased competition across a number of products, and by a slowdown in unit volumes.

Q. THE MARKET OVER THE PAST YEAR DRAMATICALLY ROTATED FROM GROWTH
STOCKS TO CYCLICALS, AND THEN BACK AGAIN. HOW DID THIS AFFECT THE
FUND'S PERFORMANCE?

A. During the first six months of the period, Destiny II soundly outdistanced both the S&P 500 index and its Lipper peers because of the fund's stock selection among large, dominant companies with strong earnings growth, heavy domestic exposure and rising returns on invested capital. During the past six months, however, the fund underperformed the index and its peers. Beginning in April and lasting only a few months, the market broadened and more cyclical and small- and mid-cap companies began to demonstrate positive earnings growth. During this time, I did add to positions in economically sensitive industries such as chemicals and integrated energy, but the rapid shift in market leadership from large-cap growth companies to cyclicals still hurt the fund's performance. Over the final three months of the period, the rally in cyclical stocks proved to be short lived and the S&P 500 declined, hurt by heightened concerns over rising inflation and interest rates. Many technology stocks, however, were notable exceptions; the technology sector was one of only two market groups that had positive gains during the last quarter of the period. The fund was underweighted in technology, and this hampered returns.

Q. WHAT WERE SOME OF YOUR CONCERNS ABOUT TECHNOLOGY COMPANIES THAT LED TO THE FUND'S UNDERWEIGHTING IN THIS SECTOR?

A. I was underweighted in technology because I have always been value-oriented, and I did not find many attractive valuations in the sector. In retrospect, this was a mistake. The technology sector has done well for obvious reasons. Over the past few years, many technology companies have had among the highest earnings growth rates and the greatest improvements in return on capital. The market has been willing to pay a premium for this superior growth, with the expectation that earnings will continue to improve. During the past several months, I increased the fund's technology weighting. I realize that valuations are high for many technology stocks, but as I compared my various investment alternatives, I found a number of technology companies where I could make a compelling case for continued high earnings growth as well as improvements in profitability and return on assets.

Q. WHAT'S YOUR OUTLOOK, BETH? ARE THERE ANY AREAS OF THE MARKET THAT APPEAR PARTICULARLY INTERESTING TO YOU RIGHT NOW?

A. In the U.S., I have been focusing some of my time on the wireless sector. Once a critical mass of people is using wireless communication, it becomes an increasingly attractive alternative for everyday communication. Although I primarily concentrate on U.S. companies, international stocks are another area of focus for me. When comparing the relative earnings growth rates between U.S. and foreign companies, many opportunities now exist overseas that may not have existed several years ago. In Europe, corporate restructuring efforts have picked-up, merger and acquisition activity has been heavy and the economy is improving. These three factors should drive better earnings growth and improve profitability going forward. The economy also is improving in Japan, and many companies finally seem to be serious about restructuring. If Japanese managements remain committed to restructuring, we could be witnessing the beginning of long-term improvement in profitability for Japanese companies.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark) FUND FACTS

GOAL: seeks capital growth

START DATE: December 30, 1985

SIZE: as of September 30, 1999,
more than $5.2 billion

MANAGER: Beth Terrana, since 1998; manager,
Fidelity Fund, since 1993; joined Fidelity in 1983

BETH TERRANA ON THE OLD VERSUS THE
NEW ECONOMY:

"What we are seeing in the stock market is really a tale of two markets. One part of the market is represented by the old, goods-producing economy. In this economy, competition is fierce, the ability to raise prices is non-existent, unit growth rates are slowing, P/E ratios are declining and, in most cases, profit margins are also decreasing.

"On the other hand, we have the new economy, which includes technology - epitomized by the Internet - and telecommunications, exemplified by the wireless sector. In this new economy, growth rates are high and, in some cases, accelerating, while profit margins, returns on capital and P/E ratios are increasing.
Consequently, there is now a stark dichotomy between the old and new economy - akin to a stretched rubber band, with the old and new economy on opposite ends. As P/E ratios for many technology and telecommunication companies continue to rise and P/E ratios for old economy companies continue to fall, the rubber band continues to stretch. While it is unclear how much tension the rubber band can take, the current valuation divergence is reasonably well-explained."

INVESTMENT CHANGES

TOP TEN EQUITY HOLDINGS - DESTINY I

AS OF SEPTEMBER 30, 1999       AS OF MARCH 31, 1999

Fannie Mae                     Fannie Mae

Philip Morris Companies, Inc.  Philip Morris Companies, Inc.

Freddie Mac                    Freddie Mac

Fleet Financial Group, Inc.    Fleet Financial Group, Inc.

Solectron Corp.                Home Depot, Inc.

Home Depot, Inc.               MCI WorldCom, Inc.

Columbia/HCA Healthcare Corp.  Vodafone Group PLC sponsored
                               ADR

Vodafone AirTouch PLC          General Motors Corp.
sponsored ADR

MCI WorldCom, Inc.             Solectron Corp.

General Motors Corp.           Wal-Mart Stores, Inc.

TOP TEN EQUITY HOLDINGS - DESTINY II

AS OF SEPTEMBER 30, 1999   AS OF MARCH 31, 1999

General Electric Co.       Time Warner, Inc.

Microsoft Corp.            General Electric Co.

Chase Manhattan Corp.      Microsoft Corp.

International Business     MCI WorldCom, Inc.
Machines Corp.

Tyco International Ltd.    Fannie Mae

American Express Co.       Chase Manhattan Corp.

Citigroup, Inc.            American Express Co.

Cisco Systems, Inc.        AT&T Corp.

Lucent Technologies, Inc.  Merck & Co., Inc.

Exxon Corp.                Omnicom Group, Inc.

TOP FIVE MARKET SECTORS - DESTINY I

AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS  AS OF MARCH 31, 1999  % OF FUND'S NET ASSETS

Finance                    20.7%                  Finance                21.0%

Technology                 12.4%                  Technology             11.5%

Health                     9.4%                   Health                 10.2%

Energy                     8.1%                   Retail & Wholesale     9.0%

Retail & Wholesale         7.6%                   Utilities              7.9%


TOP FIVE MARKET SECTORS - DESTINY II

AS OF SEPTEMBER 30, 1999  % OF FUND'S NET ASSETS  AS OF MARCH 31, 1999  % OF FUND'S NET ASSETS

Technology                 20.1%                  Technology             15.7%

Finance                    10.8%                  Finance                13.7%

Industrial Machinery &     9.1%                   Media & Leisure        12.7%
Equipment

Media & Leisure            9.0%                   Health                 10.7%

Health                     8.7%                   Utilities              10.4%


PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

INVESTMENTS SEPTEMBER 30, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 86.2%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.6%

Boeing Co.                        1,019,200                  $ 43,443,400

BASIC INDUSTRIES - 1.3%

CHEMICALS & PLASTICS - 0.6%

Cabot Corp.                       431,100                     10,238,625

E.I. du Pont de Nemours and       271,542                     16,530,119
Co.

Engelhard Corp.                   331,300                     6,025,519

Praxair, Inc.                     102,100                     4,696,600

                                                              37,490,863

PACKAGING & CONTAINERS - 0.6%

Crown Cork & Seal Co., Inc.       112,800                     2,735,400

Owens-Illinois, Inc. (a)          2,098,300                   41,572,569

                                                              44,307,969

PAPER & FOREST PRODUCTS - 0.1%

Bowater, Inc.                     77,100                      4,047,750

Westvaco Corp.                    184,300                     4,722,688

                                                              8,770,438

TOTAL BASIC INDUSTRIES                                        90,569,270

CONSTRUCTION & REAL ESTATE -
1.2%

BUILDING MATERIALS - 0.2%

Owens Corning                     610,400                     13,238,050

CONSTRUCTION - 0.9%

Centex Corp.                      697,300                     20,613,931

D.R. Horton, Inc.                 735,480                     9,515,273

Fleetwood Enterprises, Inc.       466,007                     9,407,516

Kaufman & Broad Home Corp.        732,200                     15,101,625

Lennar Corp.                      671,350                     10,699,641

                                                              65,337,986

ENGINEERING - 0.1%

Fluor Corp.                       197,200                     7,937,300

TOTAL CONSTRUCTION & REAL                                     86,513,336
ESTATE

DURABLES - 5.3%

AUTOS, TIRES, & ACCESSORIES -
4.6%

AutoNation, Inc. (a)              2,335,300                   29,337,206

AutoZone, Inc. (a)                374,500                     10,509,406



                                 SHARES                      VALUE (NOTE 1)

DURABLES - CONTINUED

AUTOS, TIRES, & ACCESSORIES -
CONTINUED

Cummins Engine Co., Inc.          490,200                    $ 24,418,088

Dana Corp.                        629,600                     23,373,900

Delphi Automotive Systems         1,174,941                   18,872,490
Corp.

Discount Auto Parts, Inc. (a)     335,500                     5,409,938

Eaton Corp.                       738,050                     63,702,941

General Motors Corp.              1,651,607                   103,948,016

Lear Corp. (a)                    484,300                     17,041,306

Magna International, Inc.         488,700                     24,167,032
Class A

                                                              320,780,323

HOME FURNISHINGS - 0.0%

Newell Rubbermaid, Inc.           95,425                      2,725,577

TEXTILES & APPAREL - 0.7%

Burlington Industries, Inc.       1,279,400                   5,677,338
(a)

Jones Apparel Group, Inc. (a)     175,000                     5,031,250

Liz Claiborne, Inc.               723,400                     22,425,400

Warnaco Group, Inc. Class A       745,600                     13,607,200

                                                              46,741,188

TOTAL DURABLES                                                370,247,088

ENERGY - 8.1%

ENERGY SERVICES - 1.0%

Baker Hughes, Inc.                133,800                     3,880,200

Halliburton Co.                   810,600                     33,234,600

McDermott International, Inc.     757,400                     15,337,350

Schlumberger Ltd.                 315,800                     19,678,288

                                                              72,130,438

OIL & GAS - 7.1%

Amerada Hess Corp.                886,974                     54,327,158

Apache Corp.                      137,600                     5,942,600

BP Amoco PLC sponsored ADR        824,940                     91,413,664

Chevron Corp.                     176,700                     15,682,125

Conoco, Inc. Class B              571,586                     15,647,167

Cooper Cameron Corp. (a)          315,300                     11,902,575

Elf Aquitaine SA sponsored ADR    107,764                     9,873,877

Exxon Corp.                       1,254,500                   95,263,594

Occidental Petroleum Corp.        1,895,300                   43,828,813

Royal Dutch Petroleum Co. (NY     1,063,400                   62,807,063
Registry Gilder 1.25)

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Sunoco, Inc.                      100,900                    $ 2,762,138

Tosco Corp.                       2,248,300                   56,769,575

Total Fina SA:

Class B                           67,156                      8,520,418

sponsored ADR                     135,636                     8,604,409

Union Pacific Resources           241,800                     3,883,913
Group, Inc.

USX-Marathon Group                159,800                     4,674,150

                                                              491,903,239

TOTAL ENERGY                                                  564,033,677

FINANCE - 20.7%

BANKS - 3.1%

Bank of America Corp.             1,677,900                   93,438,056

Bank of Tokyo-Mitsubishi Ltd.     1,691,000                   25,999,482

Bank of Tokyo-Mitsubishi Ltd.     174,300                     2,668,969
sponsored ADR

Bank One Corp.                    859,390                     29,917,514

BankBoston Corp.                  696,500                     30,210,688

Chase Manhattan Corp.             37,700                      2,841,638

SunTrust Banks, Inc.              57,900                      3,806,925

Wells Fargo & Co.                 647,800                     25,669,075

                                                              214,552,347

CREDIT & OTHER FINANCE - 3.7%

Associates First Capital          635,600                     22,881,600
Corp.  Class A

Concord EFS, Inc. (a)             387,150                     7,984,969

Fleet Financial Group, Inc.       6,054,860                   221,759,248

Household International, Inc.     177,100                     7,106,138

                                                              259,731,955

FEDERAL SPONSORED CREDIT - 9.1%

Fannie Mae                        6,502,700                   407,638,006

Freddie Mac                       4,371,600                   227,323,200

                                                              634,961,206

INSURANCE - 3.6%

Allmerica Financial Corp.         249,900                     11,901,488

American International Group,     843,843                     73,361,601
Inc.

CIGNA Corp.                       835,700                     64,975,675



                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - CONTINUED

MGIC Investment Corp.             1,955,400                  $ 93,370,350

Travelers Property Casualty       217,000                     6,401,500
Corp. Class A

                                                              250,010,614

SAVINGS & LOANS - 0.7%

Golden State Bancorp, Inc. (a)    443,000                     7,946,313

Washington Mutual, Inc.           1,295,600                   37,896,300

                                                              45,842,613

SECURITIES INDUSTRY - 0.5%

Kokusai Securities Co. Ltd.       142,000                     2,083,130

Nomura Securities Co. Ltd.        2,360,000                   36,618,393

                                                              38,701,523

TOTAL FINANCE                                                 1,443,800,258

HEALTH - 9.4%

DRUGS & PHARMACEUTICALS - 2.9%

American Home Products Corp.      196,500                     8,154,750

Amgen, Inc. (a)                   297,100                     24,213,650

Eli Lilly & Co.                   797,100                     51,014,400

Forest Laboratories, Inc. (a)     256,000                     10,784,000

Merck & Co., Inc.                 483,000                     31,304,438

Quintiles Transnational Corp.     406,530                     7,736,774
(a)

Schering-Plough Corp.             1,339,500                   58,435,688

Warner-Lambert Co.                156,300                     10,374,413

                                                              202,018,113

MEDICAL EQUIPMENT & SUPPLIES
- 3.9%

Abbott Laboratories               1,018,100                   37,415,175

AmeriSource Health Corp.          817,700                     19,369,269
Class A (a)

Baxter International, Inc.        199,000                     11,989,750

Biomet, Inc.                      175,600                     4,620,475

Boston Scientific Corp. (a)       212,000                     5,233,750

Cardinal Health, Inc.             1,576,100                   85,897,450

Johnson & Johnson                 1,026,000                   94,263,750

McKesson HBOC, Inc.               525,200                     15,230,800

U.S. Surgical Corp. rights        3                           0
6/30/00 (a)

                                                              274,020,419

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL FACILITIES MANAGEMENT
- 2.6%

Columbia/HCA Healthcare Corp.     5,283,887                  $ 111,952,356

Humana, Inc. (a)                  307,500                     2,114,063

Lifepoint Hospitals, Inc. (a)     281,883                     2,448,859

Tenet Healthcare Corp. (a)        1,947,000                   34,194,188

Triad Hospitals, Inc. (a)         280,083                     2,835,840

United HealthCare Corp.           563,000                     27,411,063

                                                              180,956,369

TOTAL HEALTH                                                  656,994,901

INDUSTRIAL MACHINERY &
EQUIPMENT - 3.6%

ELECTRICAL EQUIPMENT - 2.6%

Emerson Electric Co.              708,200                     44,749,388

General Electric Co.              467,800                     55,463,538

Grainger (W.W.), Inc.             217,400                     10,448,788

Koninklijke Philips               286,948                     29,109,578
Electronics NV

Koninklijke Philips               221,392                     22,360,592
Electronics NV NY Shares

Thomas & Betts Corp.              436,200                     22,246,200

                                                              184,378,084

INDUSTRIAL MACHINERY &
EQUIPMENT - 0.6%

Caterpillar, Inc.                 442,600                     24,260,013

Deere & Co.                       132,900                     5,141,569

Illinois Tool Works, Inc.         96,200                      7,172,913

Parker-Hannifin Corp.             73,800                      3,307,163

Ultratech Stepper, Inc. (a)       14,200                      181,050

                                                              40,062,708

POLLUTION CONTROL - 0.4%

Republic Services, Inc. Class     1,039,600                   11,305,650
A (a)

Waste Management, Inc.            749,800                     14,433,650

                                                              25,739,300

TOTAL INDUSTRIAL MACHINERY &                                  250,180,092
EQUIPMENT

MEDIA & LEISURE - 2.7%

BROADCASTING - 0.8%

AT&T Corp. (Liberty Media         822,292                     30,527,591
Group) Class A (a)



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

BROADCASTING - CONTINUED

Cox Communications, Inc.          89,600                     $ 3,740,800
Class A (a)

MediaOne Group, Inc.              321,300                     21,948,806

                                                              56,217,197

ENTERTAINMENT - 0.4%

Cedar Fair LP (depository         35,600                      738,700
unit)

Fox Entertainment Group, Inc.     526,700                     11,126,538
Class A

Royal Carribean Cruises Ltd.      398,100                     17,914,500

                                                              29,779,738

LODGING & GAMING - 0.7%

Mirage Resorts, Inc. (a)          1,253,600                   17,628,750

Promus Hotel Corp. (a)            751,400                     24,467,463

Sun International Hotels Ltd.     196,400                     4,689,050
(a)

                                                              46,785,263

PUBLISHING - 0.1%

Reader's Digest Association,      152,100                     4,448,925
Inc. Class A (non-vtg.)

RESTAURANTS - 0.7%

McDonald's Corp.                  376,000                     16,168,000

Papa John's International,        131,300                     5,416,125
Inc. (a)

Wendy's International, Inc.       1,080,500                   28,498,188

                                                              50,082,313

TOTAL MEDIA & LEISURE                                         187,313,436

NONDURABLES - 5.0%

FOODS - 0.3%

Keebler Foods Co. (a)             559,700                     16,721,038

Nabisco Group Holdings Corp.      424,200                     6,363,000

                                                              23,084,038

HOUSEHOLD PRODUCTS - 0.1%

Procter & Gamble Co.              94,400                      8,850,000

TOBACCO - 4.6%

Philip Morris Companies, Inc.     9,362,200                   320,070,213

TOTAL NONDURABLES                                             352,004,251

PRECIOUS METALS - 0.1%

Barrick Gold Corp.                84,900                      1,850,555

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

PRECIOUS METALS - CONTINUED

Newmont Mining Corp.              127,400                    $ 3,296,475

Placer Dome, Inc.                 139,900                     2,091,687

                                                              7,238,717

RETAIL & WHOLESALE - 7.6%

APPAREL STORES - 0.5%

Gap, Inc.                         284,100                     9,091,200

TJX Companies, Inc.               915,000                     25,677,188

                                                              34,768,388

DRUG STORES - 0.0%

CVS Corp.                         51,100                      2,085,519

GENERAL MERCHANDISE STORES -
2.0%

Federated Department Stores,      604,473                     26,407,914
Inc. (a)

Saks, Inc. (a)                    781,054                     11,862,258

Wal-Mart Stores, Inc.             2,042,300                   97,136,894

                                                              135,407,066

GROCERY STORES - 0.7%

Kroger Co. (a)                    345,500                     7,622,594

Safeway, Inc. (a)                 999,600                     38,047,275

                                                              45,669,869

RETAIL & WHOLESALE,
MISCELLANEOUS - 4.4%

Circuit City Stores, Inc. -       897,700                     37,871,719
Circuit City Group

Home Depot, Inc.                  2,098,100                   143,982,113

Lowe's Companies, Inc.            2,094,900                   102,126,375

Office Depot, Inc. (a)            1,173,550                   11,955,541

Staples, Inc. (a)                 601,375                     13,117,492

                                                              309,053,240

TOTAL RETAIL & WHOLESALE                                      526,984,082

SERVICES - 0.2%

ADVERTISING - 0.2%

Interpublic Group of              56,000                      2,303,000
Companies, Inc.

Young & Rubicam, Inc.             162,700                     7,158,800

                                                              9,461,800



                                 SHARES                      VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - 0.0%

Gartner Group, Inc. Class B       97,144                     $ 1,621,091
(a)

TOTAL SERVICES                                                11,082,891

TECHNOLOGY - 12.4%

COMPUTER SERVICES & SOFTWARE
- 3.6%

Automatic Data Processing,        578,000                     25,793,250
Inc.

Black Box Corp. (a)               167,200                     8,778,000

Compuware Corp. (a)               416,100                     10,844,606

Digital Insight Corp.             2,000                       30,000

Electronics for Imaging, Inc.     194,500                     9,998,516
(a)

First Data Corp.                  441,400                     19,366,425

Galileo International, Inc.       84,800                      3,413,200

IMS Health, Inc.                  571,000                     13,025,938

International Business            481,800                     58,478,475
Machines Corp.

Microsoft Corp. (a)               915,500                     82,909,969

Policy Management Systems         581,600                     18,393,100
Corp. (a)

                                                              251,031,479

COMPUTERS & OFFICE EQUIPMENT
- 2.0%

Compaq Computer Corp.             1,956,000                   44,865,750

Ingram Micro, Inc. Class A (a)    616,201                     7,933,588

SCI Systems, Inc. (a)             1,473,500                   65,478,656

Tech Data Corp. (a)               938,100                     21,840,141

                                                              140,118,135

ELECTRONIC INSTRUMENTS - 0.8%

LAM Research Corp. (a)            620,000                     37,820,000

Novellus Systems, Inc. (a)        98,800                      6,662,825

Thermo Electron Corp. (a)         849,900                     11,420,531

                                                              55,903,356

ELECTRONICS - 6.0%

Etec Systems, Inc. (a)            46,100                      1,734,513

Flextronics International         34,400                      2,001,650
Ltd. (a)

Intel Corp.                       586,300                     43,569,419

Methode Electronics, Inc.         1,002,100                   18,914,638
Class A

Microchip Technology, Inc. (a)    301,700                     15,499,838

Micron Technology, Inc. (a)       1,100,620                   73,260,019

Molex, Inc. Class A               469,881                     15,212,397

Motorola, Inc.                    371,700                     32,709,600

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

National Semiconductor Corp.      550,200                    $ 16,781,100
(a)

Samsung Electronics Co. Ltd.      10,600                      1,716,563

Sanmina Corp. (a)                 143,600                     11,111,050

Solectron Corp. (a)               2,608,700                   187,337,269

                                                              419,848,056

TOTAL TECHNOLOGY                                              866,901,026

TRANSPORTATION - 2.1%

AIR TRANSPORTATION - 1.6%

Alaska Air Group, Inc. (a)        4,000                       162,750

AMR Corp. (a)                     1,361,700                   74,212,650

Delta Air Lines, Inc.             569,800                     27,635,300

Northwest Airlines Corp.          95,900                      2,445,450
Class A (a)

Southwest Airlines Co.            75,300                      1,143,619

UAL Corp. (a)                     64,500                      4,212,656

                                                              109,812,425

RAILROADS - 0.4%

Burlington Northern Santa Fe      627,600                     17,259,000
Corp.

CSX Corp.                         193,800                     8,212,275

                                                              25,471,275

TRUCKING & FREIGHT - 0.1%

Airborne Freight Corp.            499,000                     10,510,188

TOTAL TRANSPORTATION                                          145,793,888

UTILITIES - 5.9%

CELLULAR - 1.6%

Vodafone AirTouch PLC             469,080                     111,523,770
sponsored ADR

ELECTRIC UTILITY - 0.1%

AES Corp. (a)                     5,400                       318,600

PG&E Corp.                        153,626                     3,975,073

                                                              4,293,673

TELEPHONE SERVICES - 4.2%

AT&T Corp.                        690,978                     30,057,543

Bell Atlantic Corp.               566,822                     38,154,206

BellSouth Corp.                   567,800                     25,551,000

CenturyTel, Inc.                  231,450                     9,402,656

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

TELEPHONE SERVICES - CONTINUED

MCI WorldCom, Inc. (a)            1,474,278                  $ 105,963,731

SBC Communications, Inc.          732,100                     37,382,856

Sprint Corp. (FON Group)          865,800                     46,969,650

                                                              293,481,642

TOTAL UTILITIES                                               409,299,085

TOTAL COMMON STOCKS                                            6,012,399,398
(Cost $3,893,900,034)


U.S. TREASURY OBLIGATIONS -
7.7%

MOODY'S RATINGS (UNAUDITED)            PRINCIPAL AMOUNT

U.S. Treasury Bond  stripped
principal:

 0% 8/15/20                       Aaa  $ 175,000,000                    45,538,500

 0% 8/15/21                       Aaa   65,000,000                      15,958,800

U.S. Treasury Bonds  8.125%       Aaa   401,000,000                     474,619,564
8/15/19

TOTAL U.S. TREASURY OBLIGATIONS                                          536,116,864
(Cost $482,289,449)


CASH EQUIVALENTS - 5.6%

                                SHARES

Taxable Central Cash Fund,       393,893,083                    393,893,083
5.22% (b) (Cost $393,893,083)

TOTAL INVESTMENT PORTFOLIO -                                    6,942,409,345
99.5%
(Cost $4,770,082,566)

NET OTHER ASSETS - 0.5%                                         35,001,209

NET ASSETS - 100%                                                $ 6,977,410,554

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,774,384,045. Net unrealized appreciation aggregated $2,168,025,300, of which $2,555,955,940 related to appreciated investment securities and $387,930,640 related to depreciated investment securities.

The fund hereby designates approximately $578,662,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY DESTINY PORTFOLIOS: DESTINY I

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                             SEPTEMBER 30, 1999

ASSETS

Investment in securities, at                 $ 6,942,409,345
value (cost $4,770,082,566)
- See accompanying schedule

Cash                                          50,904

Receivable for investments                    44,271,191
sold

Receivable for fund shares                    149,451
sold

Dividends receivable                          10,905,206

Interest receivable                           5,598,355

Other receivables                             388,509

 TOTAL ASSETS                                 7,003,772,961

LIABILITIES

Payable for investments        $ 22,048,260
purchased

Payable for fund shares         2,382,817
redeemed

Accrued management fee          1,646,998

Distribution fees payable       52

Other payables and accrued      284,280
expenses

 TOTAL LIABILITIES                            26,362,407

NET ASSETS                                   $ 6,977,410,554

Net Assets consist of:

Paid in capital                              $ 3,811,914,854

Undistributed net investment                  88,705,313
income

Accumulated undistributed net                 904,471,401
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   2,172,318,986
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 6,977,410,554

CLASS O:  NET ASSET VALUE,                    $26.54
offering price and
redemption price per share
($6,977,154,700 (divided by)
262,868,834 shares)

CLASS N:  NET ASSET VALUE,                    $26.45
offering price and
redemption price per share
($255,854 (divided by) 9,672
shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME                               $ 81,842,472
Dividends

Interest                                         52,055,909

Security lending                                 7,546

 TOTAL INCOME                                    133,905,927

EXPENSES

Management fee Basic fee         $ 32,768,288

 Performance adjustment           (11,707,748)

Transfer agent fees               515,173

Distribution fees                 175

Accounting and security           924,663
lending fees

Non-interested trustees'          35,516
compensation

Custodian fees and expenses       181,099

Registration fees                 42,876

Audit                             56,129

Legal                             149,089

Reports to shareholders           87,837

Miscellaneous                     18,810

 Total expenses before            23,071,907
reductions

 Expense reductions               (734,535)      22,337,372

NET INVESTMENT INCOME                            111,568,555

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            979,770,537

 Foreign currency transactions    11,409         979,781,946

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            90,386,999

 Assets and liabilities in        (39,459)       90,347,540
foreign currencies

NET GAIN (LOSS)                                  1,070,129,486

NET INCREASE (DECREASE) IN                      $ 1,181,698,041
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED SEPTEMBER 30, 1999  YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 111,568,555                  $ 109,475,765
income

 Net realized gain (loss)       979,781,946                    517,543,833

 Change in net unrealized       90,347,540                     (106,149,070)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,181,698,041                  520,870,528
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (105,484,207)                  (111,209,839)
From net investment income

 From net realized gain         (544,915,685)                  (480,404,897)

 TOTAL DISTRIBUTIONS            (650,399,892)                  (591,614,736)

Share transactions - net        240,053,910                    316,060,481
increase (decrease)

  TOTAL INCREASE (DECREASE)     771,352,059                    245,316,273
IN NET ASSETS

NET ASSETS

 Beginning of period            6,206,058,495                  5,960,742,222

 End of period (including      $ 6,977,410,554                $ 6,206,058,495
undistributed net investment
income of $88,705,313 and
$85,475,956, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

YEARS ENDED SEPTEMBER 30,        1999         1998         1997         1996         1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 24.58      $ 25.08      $ 20.41      $ 18.78      $ 17.70
period

Income from Investment
Operations

Net investment income             .42 C        .44 C        .49 C        .45          .41

Net realized and unrealized       4.13         1.56         6.36         2.42         3.54
gain (loss)

Total from investment             4.55         2.00         6.85         2.87         3.95
operations

Less Distributions

From net investment income        (.42)        (.47)        (.45)        (.43)        (.34)

From net realized gain            (2.17)       (2.03)       (1.73)       (.81)        (2.53)

 Total distributions              (2.59)       (2.50)       (2.18)       (1.24)       (2.87)

Net asset value, end of period   $ 26.54      $ 24.58      $ 25.08      $ 20.41      $ 18.78

TOTAL RETURN A, B                 18.99%       8.72%        36.29%       16.04%       27.49%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 6,977,155  $ 6,206,058  $ 5,960,742  $ 4,565,482  $ 4,053,389
(000 omitted)

Ratio of expenses to average      .32%         .33%         .39%         .65%         .68%
net assets

Ratio of expenses to average      .31% D       .33%         .38% D       .65%         .68%
net assets after  expense
reductions

Ratio of net investment           1.55%        1.71%        2.20%        2.40%        2.35%
income to average net assets

Portfolio turnover                36%          27%          32%          42%          55%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT
PLANS.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

FINANCIAL HIGHLIGHTS - CLASS N

YEAR ENDED SEPTEMBER 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 27.76
period

Income from Investment
Operations

Net investment income D           .08

Net realized and unrealized       (1.39) G
gain (loss)

Total from investment             (1.31)
operations

Net asset value, end of period   $ 26.45

TOTAL RETURN B, C                 (4.72)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 256
(000 omitted)

Ratio of expenses to average      1.18% A
net assets

Ratio of expenses to average      1.17% A, F
net assets after expense
reductions

Ratio of net investment           .68% A
income to average net assets

Portfolio turnover                36%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N
SHARES) TO SEPTEMBER 30, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

INVESTMENTS SEPTEMBER 30, 1999

Showing Percentage of Net Assets

COMMON STOCKS - 92.9%

                                 SHARES                      VALUE (NOTE 1)

AEROSPACE & DEFENSE - 2.3%

AEROSPACE & DEFENSE - 1.7%

Boeing Co.                        674,100                    $ 28,733,513

Textron, Inc.                     435,100                     33,665,863

United Technologies Corp.         395,800                     23,475,889

                                                              85,875,265

SHIP BUILDING & REPAIR - 0.6%

General Dynamics Corp.            511,200                     31,918,050

TOTAL AEROSPACE & DEFENSE                                     117,793,315

BASIC INDUSTRIES - 2.8%

CHEMICALS & PLASTICS - 1.1%

Imperial Chemical Industries      244,900                     2,644,156
PLC Class L

Lyondell Chemical Co.             255,400                     3,415,975

Praxair, Inc.                     812,200                     37,361,200

Rohm & Haas Co.                   415,778                     15,019,980

                                                              58,441,311

IRON & STEEL - 0.2%

Nucor Corp.                       168,500                     8,024,813

METALS & MINING - 1.2%

Alcoa, Inc.                       985,400                     61,156,388

PACKAGING & CONTAINERS - 0.1%

Owens-Illinois, Inc. (a)          379,720                     7,523,203

PAPER & FOREST PRODUCTS - 0.2%

Champion International Corp.      140,800                     7,233,600

Georgia-Pacific Corp.             89,800                      3,636,900

                                                              10,870,500

TOTAL BASIC INDUSTRIES                                        146,016,215

CONSTRUCTION & REAL ESTATE -
0.8%

BUILDING MATERIALS - 0.5%

Masco Corp.                       876,300                     27,165,300

ENGINEERING - 0.3%

Fluor Corp.                       361,700                     14,558,425

TOTAL CONSTRUCTION & REAL                                     41,723,725
ESTATE



                                 SHARES                      VALUE (NOTE 1)

DURABLES - 2.5%

AUTOS, TIRES, & ACCESSORIES -
0.7%

Danaher Corp.                     348,800                    $ 18,377,400

Eaton Corp.                       229,300                     19,791,456

                                                              38,168,856

CONSUMER DURABLES - 0.8%

Minnesota Mining &                411,100                     39,491,294
Manufacturing Co.

CONSUMER ELECTRONICS - 0.4%

Maytag Corp.                      96,300                      3,207,994

Sony Corp.                        129,400                     19,418,087

                                                              22,626,081

HOME FURNISHINGS - 0.2%

Leggett & Platt, Inc.             368,400                     7,252,875

TEXTILES & APPAREL - 0.4%

NIKE, Inc. Class B                377,500                     21,470,313

TOTAL DURABLES                                                129,009,419

ENERGY - 5.8%

ENERGY SERVICES - 0.9%

Halliburton Co.                   600,500                     24,620,500

Schlumberger Ltd.                 377,100                     23,498,044

                                                              48,118,544

OIL & GAS - 4.9%

BP Amoco PLC sponsored ADR        337,906                     37,444,209

Chevron Corp.                     218,100                     19,356,375

Exxon Corp.                       943,200                     71,624,250

Mobil Corp.                       471,100                     47,463,325

Royal Dutch Petroleum Co. (NY     1,007,500                   59,505,469
Registry Gilder 1.25)

Texaco, Inc.                      179,700                     11,343,563

USX-Marathon Group                321,700                     9,409,725

                                                              256,146,916

TOTAL ENERGY                                                  304,265,460

FINANCE - 10.6%

BANKS - 3.5%

Bank of New York Co., Inc.        951,340                     31,810,431

Chase Manhattan Corp.             1,348,500                   101,643,188

Fuji Bank Ltd.                    1,118,000                   13,604,401

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

FINANCE - CONTINUED

BANKS - CONTINUED

Mellon Bank Corp.                 65,200                     $ 2,200,500

U.S. Bancorp                      825,700                     24,925,819

Wells Fargo & Co.                 227,400                     9,010,725

                                                              183,195,064

CREDIT & OTHER FINANCE - 3.8%

American Express Co.              658,800                     88,690,950

Associates First Capital          679,600                     24,465,600
Corp.  Class A

Citigroup, Inc.                   1,980,350                   87,135,400

                                                              200,291,950

FEDERAL SPONSORED CREDIT - 1.3%

Fannie Mae                        557,100                     34,923,206

Freddie Mac                       600,500                     31,226,000

                                                              66,149,206

INSURANCE - 1.6%

AFLAC, Inc.                       276,700                     11,586,813

Allmerica Financial Corp.         28,000                      1,333,500

American International Group,     734,621                     63,866,113
Inc.

Hartford Financial Services       49,100                      2,006,963
Group, Inc.

MBIA, Inc.                        130,700                     6,093,888

                                                              84,887,277

SECURITIES INDUSTRY - 0.4%

Nikko Securities Co. Ltd.         1,515,000                   12,822,080

Schwab (Charles) Corp.            201,500                     6,788,031

                                                              19,610,111

TOTAL FINANCE                                                 554,133,608

HEALTH - 8.7%

DRUGS & PHARMACEUTICALS - 5.4%

American Home Products Corp.      82,300                      3,415,450

Amgen, Inc. (a)                   436,300                     35,558,450

Bristol-Myers Squibb Co.          907,300                     61,242,750

Elan Corp. PLC sponsored ADR      235,500                     7,903,969
(a)

Eli Lilly & Co.                   637,500                     40,800,000

Merck & Co., Inc.                 718,400                     46,561,300

Pfizer, Inc.                      149,700                     5,379,844



                                 SHARES                      VALUE (NOTE 1)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS -
CONTINUED

Schering-Plough Corp.             1,586,600                  $ 69,215,425

Warner-Lambert Co.                231,200                     15,345,900

                                                              285,423,088

MEDICAL EQUIPMENT & SUPPLIES
- 3.3%

Abbott Laboratories               976,400                     35,882,700

Baxter International, Inc.        7,700                       463,925

Becton, Dickinson & Co.           111,900                     3,140,194

Biomet, Inc.                      256,350                     6,745,209

Boston Scientific Corp. (a)       492,300                     12,153,656

Cardinal Health, Inc.             957,954                     52,208,493

Guidant Corp.                     316,600                     16,977,675

Johnson & Johnson                 374,400                     34,398,000

Medtronic, Inc.                   231,000                     8,200,500

Stryker Corp.                     31,900                      1,630,888

U.S. Surgical Corp. rights        1                           0
6/30/00 (a)

                                                              171,801,240

TOTAL HEALTH                                                  457,224,328

INDUSTRIAL MACHINERY &
EQUIPMENT - 9.1%

ELECTRICAL EQUIPMENT - 4.8%

ABB Ltd. (Sweden) (a)             217,687                     22,528,952

General Electric Co.              1,787,900                   211,977,869

Mitsubishi Electric Corp.         3,256,000                   18,616,212

                                                              253,123,033

INDUSTRIAL MACHINERY &
EQUIPMENT - 4.2%

Caterpillar, Inc.                 366,600                     20,094,263

Deere & Co.                       733,900                     28,392,756

Dover Corp.                       140,500                     5,742,938

Illinois Tool Works, Inc.         311,500                     23,226,219

Ingersoll-Rand Co.                424,700                     23,331,956

Parker-Hannifin Corp.             492,300                     22,061,194

The Stanley Works                 148,600                     3,742,863

Tyco International Ltd.           904,500                     93,389,625

                                                              219,981,814

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

INDUSTRIAL MACHINERY &
EQUIPMENT - CONTINUED

POLLUTION CONTROL - 0.1%

Waste Management, Inc.            175,200                    $ 3,372,600

TOTAL INDUSTRIAL MACHINERY &                                  476,477,447
EQUIPMENT

MEDIA & LEISURE - 9.0%

BROADCASTING - 3.8%

AT&T Corp. (Liberty Media         858,892                     31,886,366
Group) Class A (a)

CBS Corp. (a)                     573,700                     26,533,625

Clear Channel Communications,     314,600                     25,128,675
Inc. (a)

Comcast Corp. Class A             720,000                     28,710,000
(special)

Time Warner, Inc.                 1,061,431                   64,481,933

USA Networks, Inc. (a)            617,000                     23,908,750

                                                              200,649,349

ENTERTAINMENT - 2.1%

Carnival Corp.                    365,300                     15,890,550

Disney (Walt) Co.                 770,000                     19,923,750

Fox Entertainment Group, Inc.     800,200                     16,904,225
 Class A

News Corp. Ltd. sponsored:

ADR                               312,200                     8,878,188

ADR (preferred ltd. vtg.)         271,700                     7,250,994

Viacom, Inc. Class B              912,200                     38,540,450
(non-vtg.) (a)

                                                              107,388,157

LEISURE DURABLES & TOYS - 0.2%

Nintendo Co. Ltd.                 78,700                      12,566,541

LODGING & GAMING - 0.1%

Marriott International, Inc.      151,600                     4,955,425
Class A

PUBLISHING - 1.3%

Harcourt General, Inc.            41,900                      1,744,088

McGraw-Hill Companies, Inc.       1,204,300                   58,258,013

Reader's Digest Association,      225,900                     6,607,575
Inc. Class A (non-vtg.)

                                                              66,609,676

RESTAURANTS - 1.5%

McDonald's Corp.                  1,029,900                   44,285,700



                                 SHARES                      VALUE (NOTE 1)

MEDIA & LEISURE - CONTINUED

RESTAURANTS - CONTINUED

Outback Steakhouse, Inc. (a)      459,200                    $ 11,695,250

Tricon Global Restaurants,        568,700                     23,281,156
Inc. (a)

                                                              79,262,106

TOTAL MEDIA & LEISURE                                         471,431,254

NONDURABLES - 3.7%

BEVERAGES - 0.6%

Anheuser-Busch Companies,         321,300                     22,511,081
Inc.

Coca-Cola Co. (The)               151,100                     7,262,244

                                                              29,773,325

FOODS - 0.5%

Dean Foods Co.                    80,300                      3,498,069

Flowers Industries, Inc.          247,400                     3,355,363

H.J. Heinz Co.                    87,000                      3,741,000

Keebler Foods Co. (a)             477,900                     14,277,263

                                                              24,871,695

HOUSEHOLD PRODUCTS - 1.7%

Avon Products, Inc.               631,900                     15,679,019

Clorox Co.                        977,866                     37,403,375

Colgate-Palmolive Co.             520,300                     23,803,725

Procter & Gamble Co.              156,000                     14,625,000

                                                              91,511,119

TOBACCO - 0.9%

Philip Morris Companies, Inc.     1,403,900                   47,995,831

TOTAL NONDURABLES                                             194,151,970

RETAIL & WHOLESALE - 6.6%

APPAREL STORES - 0.7%

Abercrombie & Fitch Co. Class     514,300                     17,518,344
A (a)

Gap, Inc.                         167,900                     5,372,800

TJX Companies, Inc.               533,500                     14,971,344

                                                              37,862,488

DRUG STORES - 1.2%

CVS Corp.                         1,462,300                   59,680,119

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES -
3.1%

Cifra SA de CV Series V (a)       4,288,000                  $ 6,727,172

Costco Wholesale Corp. (a)        324,600                     23,371,200

Dayton Hudson Corp.               569,700                     34,217,606

Federated Department Stores,      619,800                     27,077,513
Inc. (a)

Nordstrom, Inc.                   629,000                     16,983,000

Wal-Mart Stores, Inc.             1,135,000                   53,983,438

                                                              162,359,929

GROCERY STORES - 0.1%

Kroger Co. (a)                    261,400                     5,767,138

RETAIL & WHOLESALE,
MISCELLANEOUS - 1.5%

Home Depot, Inc.                  713,300                     48,950,213

Lowe's Companies, Inc.            105,100                     5,123,625

Staples, Inc. (a)                 1,116,700                   24,358,019

Williams-Sonoma, Inc. (a)         28,700                      1,393,744

                                                              79,825,601

TOTAL RETAIL & WHOLESALE                                      345,495,275

SERVICES - 2.0%

ADVERTISING - 0.9%

Omnicom Group, Inc.               536,600                     42,492,013

Young & Rubicam, Inc.             36,600                      1,610,400

                                                              44,102,413

PRINTING - 0.2%

Donnelley (R.R.) & Sons Co.       374,200                     10,805,025

SERVICES - 0.9%

Block (H&R), Inc.                 174,700                     7,588,531

Cendant Corp. (a)                 961,000                     17,057,750

Ecolab, Inc.                      507,750                     17,326,969

Gartner Group, Inc.:

Class A                           52,300                      833,531

Class B (a)                       260,766                     4,351,533

                                                              47,158,314

TOTAL SERVICES                                                102,065,752



                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - 20.1%

COMMUNICATIONS EQUIPMENT - 4.4%

ADC Telecommunications, Inc.      333,800                    $ 13,998,738
(a)

Cisco Systems, Inc. (a)           1,159,600                   79,505,075

Jabil Circuit, Inc. (a)           39,200                      1,940,400

Lucent Technologies, Inc.         1,146,095                   74,352,913

NEC Corp.                         508,000                     10,246,944

Nokia AB sponsored ADR            529,200                     47,528,775

                                                              227,572,845

COMPUTER SERVICES & SOFTWARE
- 7.5%

At Home Corp. Series A (a)        346,452                     14,356,105

Automatic Data Processing,        134,500                     6,002,063
Inc.

Digital Insight Corp.             1,500                       22,500

DST Systems, Inc. (a)             17,400                      989,625

Electronic Data Systems Corp.     69,600                      3,684,450

First Data Corp.                  315,400                     13,838,175

Galileo International, Inc.       63,500                      2,555,875

IMS Health, Inc.                  956,600                     21,822,438

International Business            805,000                     97,706,875
Machines Corp.

Intuit, Inc. (a)                  218,500                     19,152,891

Lycos, Inc. (a)                   88,000                      4,411,000

Microsoft Corp. (a)               1,734,400                   157,071,600

RealNetworks, Inc. (a)            12,000                      1,254,750

Unisys Corp. (a)                  945,745                     42,676,743

Yahoo!, Inc. (a)                  23,500                      4,218,250

                                                              389,763,340

COMPUTERS & OFFICE EQUIPMENT
- 4.7%

Compaq Computer Corp.             163,000                     3,738,813

Comverse Technology, Inc. (a)     61,400                      5,790,788

Dell Computer Corp. (a)           335,800                     14,040,638

EMC Corp. (a)                     435,700                     31,125,319

Fujitsu Ltd.                      730,000                     22,791,047

Hewlett-Packard Co.               340,600                     31,335,200

Hitachi Ltd.                      788,000                     8,599,050

Pitney Bowes, Inc.                466,100                     28,402,969

SCI Systems, Inc. (a)             773,100                     34,354,631

Sun Microsystems, Inc. (a)        406,900                     37,841,700

Xerox Corp.                       711,900                     29,855,306

                                                              247,875,461

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - 3.5%

Analog Devices, Inc. (a)          343,200                    $ 17,589,000

Intel Corp.                       233,900                     17,381,694

Micron Technology, Inc. (a)       99,500                      6,622,969

Motorola, Inc.                    433,300                     38,130,400

Samsung Electronics Co. Ltd.      70,700                      11,449,152

Sanmina Corp. (a)                 157,800                     12,209,775

Solectron Corp. (a)               267,492                     19,209,269

Texas Instruments, Inc.           736,500                     60,577,125

                                                              183,169,384

TOTAL TECHNOLOGY                                              1,048,381,030

TRANSPORTATION - 0.9%

RAILROADS - 0.9%

Burlington Northern Santa Fe      681,400                     18,738,500
Corp.

CSX Corp.                         333,100                     14,115,113

Union Pacific Corp.               313,700                     15,077,206

                                                              47,930,819

UTILITIES - 8.0%

CELLULAR - 2.8%

ALLTEL Corp.                      389,100                     27,382,913

China Telecom (Hong Kong)         5,986,000                   18,455,806
Ltd. (a)

Nextel Communications, Inc.       23,700                      1,607,156
Class A (a)

NTT Mobile Communication          376                         7,425,240
Network, Inc.

QUALCOMM, Inc.                    24,000                      4,540,500

Vodafone AirTouch PLC             273,000                     64,905,750
sponsored ADR

VoiceStream Wireless Corp. (a)    345,200                     21,305,313

                                                              145,622,678

ELECTRIC UTILITY - 1.9%

AES Corp. (a)                     497,700                     29,364,300

CMS Energy Corp.                  4,400                       149,325

Entergy Corp.                     425,300                     12,307,119

Illinova Corp.                    386,200                     10,837,738

IPALCO Enterprises, Inc.          470,200                     9,139,513

PECO Energy Co.                   280,800                     10,530,000

COMMON STOCKS - CONTINUED

                                 SHARES                      VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

PG&E Corp.                        453,042                    $ 11,722,462

Unicom Corp.                      401,800                     14,841,488

                                                              98,891,945

GAS - 0.0%

Dynegy, Inc.                      120,600                     2,494,913

TELEPHONE SERVICES - 3.3%

AT&T Corp.                        915,818                     39,838,083

CenturyTel, Inc.                  241,900                     9,827,188

MCI WorldCom, Inc. (a)            925,703                     66,534,903

Qwest Communications              319,100                     9,433,394
International, Inc. (a)

SBC Communications, Inc.          923,400                     47,151,113

                                                              172,784,681

TOTAL UTILITIES                                               419,794,217

TOTAL COMMON STOCKS                                           4,855,893,834
(Cost $3,796,828,576)

CONVERTIBLE BONDS - 0.2%

MOODY'S RATINGS (UNAUDITED)           PRINCIPAL AMOUNT

FINANCE - 0.2%

CREDIT & OTHER FINANCE - 0.2%

Elan Finance Corp. Ltd.         Baa3  $ 19,620,000           11,036,250
liquid yield option notes 0%
12/14/18 (c) (Cost
$10,563,844)

CASH EQUIVALENTS - 6.0%

                                SHARES                         VALUE (NOTE 1)

Taxable Central Cash Fund,       314,054,717                   $ 314,054,717
5.22% (b) (Cost $314,054,717)

TOTAL INVESTMENT PORTFOLIO -                                    5,180,984,801
99.1%
(Cost $4,121,447,137)

NET OTHER ASSETS - 0.9%                                         46,842,400

NET ASSETS - 100%                                               $ 5,227,827,201

LEGEND

(a) Non-income producing

(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,036,250 or 0.2% of net assets.

INCOME TAX INFORMATION

At September 30, 1999, the aggregate cost of investment securities for income tax purposes was $4,143,239,158. Net unrealized appreciation aggregated $1,037,745,643, of which $1,247,922,227 related to appreciated investment securities and $210,176,584 related to depreciated investment securities.

The fund hereby designates approximately $881,314,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FIDELITY DESTINY PORTFOLIOS: DESTINY II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

                                            SEPTEMBER 30, 1999

ASSETS

Investment in securities, at                 $ 5,180,984,801
value (cost $4,121,447,137)
- See accompanying schedule

Cash                                          48,400

Receivable for investments                    140,306,649
sold

Receivable for fund shares                    418,368
sold

Dividends receivable                          4,745,866

Interest receivable                           1,009,604

Other receivables                             179,506

 TOTAL ASSETS                                 5,327,693,194

LIABILITIES

Payable for investments        $ 76,299,536
purchased

Payable for fund shares         1,001,009
redeemed

Accrued management fee          2,059,741

Distribution fees payable       259

Other payables and accrued      220,919
expenses

Collateral on securities        20,284,529
loaned, at value

 TOTAL LIABILITIES                            99,865,993

NET ASSETS                                   $ 5,227,827,201

Net Assets consist of:

Paid in capital                              $ 3,626,741,157

Undistributed net investment                  39,810,345
income

Accumulated undistributed net                 501,742,081
realized gain (loss) on
investments and foreign
currency transactions

Net unrealized appreciation                   1,059,533,618
(depreciation) on
investments and assets and
liabilities in foreign
currencies

NET ASSETS                                   $ 5,227,827,201

CLASS O  NET ASSET VALUE,                     $14.76
offering price and
redemption price per share
($5,226,302,749 (divided by)
353,979,571 shares)

CLASS N:  NET ASSET VALUE,                    $14.72
offering price and
redemption price per share
($1,524,452 (divided by)
103,578 shares)

STATEMENT OF OPERATIONS

                               YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME                              $ 50,536,774
Dividends

Interest                                        13,344,378

Security lending                                51,088

 TOTAL INCOME                                   63,932,240

EXPENSES

Management fee Basic fee         $ 29,741,031

 Performance adjustment           (6,765,297)

Transfer agent fees               251,873

Distribution fees                 558

Accounting and security           896,122
lending fees

Non-interested trustees'          21,861
compensation

Custodian fees and expenses       121,830

Registration fees                 35,476

Audit                             49,044

Legal                             101,949

Interest                          892

Reports to shareholders           220,050

Miscellaneous                     12,157

 Total expenses before            24,687,546
reductions

 Expense reductions               (972,807)     23,714,739

NET INVESTMENT INCOME                           40,217,501

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities            514,903,755

 Foreign currency transactions    (300,041)     514,603,714

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities            644,474,509

 Assets and liabilities in        (50,856)      644,423,653
foreign currencies

NET GAIN (LOSS)                                 1,159,027,367

NET INCREASE (DECREASE) IN                     $ 1,199,244,868
NET ASSETS RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                               YEAR ENDED SEPTEMBER 30, 1999  YEAR ENDED SEPTEMBER 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net investment      $ 40,217,501                   $ 49,870,755
income

 Net realized gain (loss)       514,603,714                    911,976,206

 Change in net unrealized       644,423,653                    (723,728,685)
appreciation (depreciation)

 NET INCREASE (DECREASE) IN     1,199,244,868                  238,118,276
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders   (34,149,944)                   (63,384,584)
From net investment income

 From net realized gain         (864,396,346)                  (245,892,803)

 TOTAL DISTRIBUTIONS            (898,546,290)                  (309,277,387)

Share transactions - net        957,719,512                    431,423,801
increase (decrease)

  TOTAL INCREASE (DECREASE)     1,258,418,090                  360,264,690
IN NET ASSETS

NET ASSETS

 Beginning of period            3,969,409,111                  3,609,144,421

 End of period (including      $ 5,227,827,201                $ 3,969,409,111
undistributed net investment
income of $39,810,345 and
$36,167,783, respectively)


FINANCIAL HIGHLIGHTS - CLASS O

YEARS ENDED SEPTEMBER 30,        1999         1998         1997         1996 E       1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 14.07      $ 14.40      $ 11.61      $ 10.57      $ 9.52
period

Income from Investment
Operations

Net investment income             .12 C        .18 C        .27 C        .24          .22

Net realized and unrealized       3.73         .71          3.52         1.34         1.99
gain (loss)

Total from investment             3.85         .89          3.79         1.58         2.21
operations

Less Distributions

From net investment income        (.12)        (.25)        (.25)        (.22)        (.17)

From net realized gain            (3.04)       (.97)        (.75)        (.32)        (.99)

 Total distributions              (3.16)       (1.22)       (1.00)       (.54)        (1.16)

Net asset value, end of period   $ 14.76      $ 14.07      $ 14.40      $ 11.61      $ 10.57

TOTAL RETURN A, B                 30.06%       6.64%        34.72%       15.43%       26.98%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 5,226,303  $ 3,969,409  $ 3,609,144  $ 2,538,407  $ 2,031,762
(000 omitted)

Ratio of expenses to average      .48%         .48%         .54%         .78%         .80%
net assets

Ratio of expenses to average      .47% D       .48%         .53% D       .78%         .80%
net assets after  expense
reductions

Ratio of net investment           .79%         1.23%        2.11%        2.38%        2.33%
income to average net assets

Portfolio turnover                77%          106%         35%          37%          52%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT
PLANS.

C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

E PER-SHARE DATA HAVE BEEN ADJUSTED FOR A 3 FOR 1 SHARE SPLIT PAID
JUNE 21, 1996.

FINANCIAL HIGHLIGHTS - CLASS N

YEAR ENDED SEPTEMBER 30,         1999 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 15.35
period

Income from Investment
Operations

Net investment income (loss) D    .00

Net realized and unrealized       (.63) G
gain (loss)

Total from investment             (.63)
operations

Net asset value, end of period   $ 14.72

TOTAL RETURN B, C                 (4.10)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,524
(000 omitted)

Ratio of expenses to average      1.35% A
net assets

Ratio of expenses to average      1.33% A, F
net assets after expense
reductions

Ratio of net investment           (.07)% A
income (loss) to average net
assets

Portfolio turnover                77%

A ANNUALIZED

B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

C TOTAL RETURNS DO NOT INCLUDE THE EFFECTS OF THE SEPARATE SALES
CHARGE AND OTHER FEES ASSESSED THROUGH FIDELITY SYSTEMATIC INVESTMENT PLANS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

E FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF CLASS N
SHARES) TO SEPTEMBER 30, 1999.

F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.

G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS

For the period ended September 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES.

Destiny I and Destiny II (the funds) are funds of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares.

Each fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The funds commenced sale of Class N shares on April 30, 1999. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class of shares differs in its respective distribution and transfer agent expenses, and expense reductions. Shares of each fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I and Destiny Plans II (the Plans), a unit investment trust with four series.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, foreign currency transactions, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income. Income distributions from the Cash Fund are declared daily and paid monthly from net interest

2. OPERATING POLICIES - CONTINUED

TAXABLE CENTRAL CASH FUND - CONTINUED

income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Destiny I: Purchases and sales of securities, other than short-term securities, aggregated $2,483,153,725 and $2,879,070,551, respectively, of which U.S. government and government agency obligations aggregated $0 and $152,315,313, respectively.

Destiny II: Purchases and sales of securities, other than short-term securities, aggregated $3,781,882,869 and $3,729,228,823, respectively, of which U.S. government and government agency obligations aggregated $67,698,445 and $61,950,039, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rates are .17% and .30 % for Destiny I and Destiny II, respectively. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of -.24% of each fund's average net assets up to and including $100,000,000 and -.20% of each fund's average net assets in excess of $100,000,000 over the performance period) based on each fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fees were equivalent to annual rates of
 .29% and .45%, respectively of average net assets after the performance adjustment for the Destiny I and Destiny II funds, respectively. Effective July 1, 1999 each fund's performance adjustment will be phased out over an 18 month period. During the phase out period the performance adjustment can decrease, but not increase, the management fee owed by the funds.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -

CONTINUED

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted a Distribution and Service Plan (the Plan) for Class N for each fund. During the period, Class N paid Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee based on an annual rate of .25% of Class N's average net assets pursuant to the Plan. For the period, Class N paid FDC the following amounts:

            PAID TO FDC

Destiny I   $ 175

Destiny II  $ 558

TRANSFER AGENT FEES. Fidelity Service Company, Inc., (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

Destiny I

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 514,732  .01

CLASS N    441       .62 *

          $ 515,173

Destiny II

          AMOUNT     % OF AVERAGE NET ASSETS

CLASS O   $ 250,468  .01

CLASS N    1,405     .62 *

          $ 251,873

* ANNUALIZED

ACCOUNTING AND SECURITY LENDING FEES. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Each fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms for Destiny I and Destiny II were $475,612 and $336,677, respectively for the period.

5. SECURITY LENDING.

The funds lend portfolio securities from time to time in order to earn additional income. Each fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At period end, there were no loans outstanding for Destiny I. At period end, the value of the securities loaned amounted to $19,716,383 for Destiny II. Destiny II received cash collateral of $20,284,529 which was invested in the Taxable Central Cash Fund.

6. BANK BORROWINGS.

The funds are permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The funds have established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. For Destiny I there were no loans during the period. For Destiny II the average daily loan balance during the period for which the loan was outstanding amounted to $6,000,000. The weighted average interest rate was 5.4%.

7. EXPENSE REDUCTIONS.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, each fund's expenses were reduced by $712,549 and $954,197 under this arrangement for Destiny I and Destiny II, respectively.

In addition, each fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, each fund's custodian fees were reduced by $4,090 and $864 for Destiny I and Destiny II, respectively under the custodian arrangement. Each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Destiny I

          TRANSFER AGENT CREDITS

CLASS O   $ 17,896

Destiny II
          TRANSFER AGENT CREDITS

CLASS O   $ 17,746

8. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each fund's class were as follows:

Destiny I
                            YEARS ENDED SEPTEMBER 30,

                            1999 A                     1998

FROM NET INVESTMENT INCOME

Class O                     $ 105,484,207              $ 111,209,839

Class N                      -                          -

Total                       $ 105,484,207              $ 111,209,839

FROM NET REALIZED GAIN

Class O                     $ 544,915,685              $ 480,404,897

Class N                      -                          -

Total                       $ 544,915,685              $ 480,404,897

Total Distributions         $ 650,399,892              $ 591,614,736

Destiny II
                            YEAR ENDED SEPTEMBER 30,

                            1999 A                    1998

FROM NET INVESTMENT INCOME

Class O                     $ 34,149,944              $ 63,384,584

Class N                      -                         -

Total                       $ 34,149,944              $ 63,384,584

FROM NET REALIZED GAIN

Class O                     $ 864,396,346             $ 245,892,803

Class N                      -                         -

Total                       $ 864,396,346             $ 245,892,803

Total Distributions         $ 898,546,290             $ 309,277,387

A DISTRIBUTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO
SEPTEMBER 30, 1999.

9. SHARE TRANSACTIONS.

Transactions for each fund's class of shares for the periods are as follows:

Destiny I

                                SHARES                                              DOLLARS

                                YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,

                                1999 A                    1998                      1999 A



CLASS O Shares sold              9,223,182                 7,674,934                $ 248,764,091

Reinvestment of distributions    22,671,053                23,221,864                575,618,075

Shares redeemed                  (21,478,357)              (16,076,270)              (584,597,461)

Net increase (decrease)          10,415,878                14,820,528               $ 239,784,705

CLASS N Shares sold              9,786                     -                        $ 272,403

Shares redeemed                  (114)                     -                         (3,198)

Net increase (decrease)          9,672                     -                        $ 269,205





                                YEAR ENDED SEPTEMBER 30,

                                1998



CLASS O Shares sold             $ 194,919,194

Reinvestment of distributions    531,084,059

Shares redeemed                  (409,942,772)

Net increase (decrease)         $ 316,060,481

CLASS N Shares sold             $ -

Shares redeemed                  -

Net increase (decrease)         $ -


Destiny II

                                SHARES                                              DOLLARS

                                YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,  YEAR ENDED SEPTEMBER 30,

                                1999 A                    1998                      1999 A



CLASS O Shares sold              42,363,720                33,666,459               $ 629,670,010

Reinvestment of distributions    66,407,354                22,694,528                875,248,918

Shares redeemed                  (36,859,021)              (24,889,611)              (548,780,811)

Net increase (decrease)          71,912,053                31,471,376               $ 956,138,117

CLASS N Shares sold              105,039                   -                        $ 1,603,569

Shares redeemed                  (1,461)                   -                         (22,174)

Net increase (decrease)          103,578                   -                        $ 1,581,395





                                YEAR ENDED SEPTEMBER 30,

                                1998



CLASS O Shares sold             $ 501,235,130

Reinvestment of distributions    302,744,998

Shares redeemed                  (372,556,327)

Net increase (decrease)         $ 431,423,801

CLASS N Shares sold             $ -

Shares redeemed                  -

Net increase (decrease)         $ -


A SHARE TRANSACTIONS FOR DESTINY I: CLASS N AND DESTINY II: CLASS N ARE FOR THE PERIOD APRIL 30, 1999 (COMMENCEMENT OF SALE OF SHARES) TO SEPTEMBER 30, 1999.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of Fidelity Destiny Portfolios:
Destiny I and Destiny II:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Destiny I and Destiny II (funds of Fidelity Destiny Portfolios) as of September 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1998 and the financial highlights for each of the years in the four-year period ended September 30, 1998 were audited by other auditors whose report, dated November 12, 1998 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Destiny I and Destiny II at September 30, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   November 5, 1999

DISTRIBUTIONS

The funds hereby designate 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 36.18% and 0.00% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax for Destiny I and Destiny II, respectively

A total of 58% and 100% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders for Destiny I and Destiny II, respectively.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE

INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

PROXY VOTING RESULTS

A special meeting of the funds' shareholders was held on June 16, 1999. Shareholders of record at the close of business on April 19, 1999 (Class O) were entitled to vote. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on April 19, 1999, the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.*

                 # OF                 % OF
                 VOTES CAST           VOTES CAST

RALPH F. COX
Affirmative     12,034,713,521.44     97.812

Withheld        269,174,117.65        2.188

TOTAL           12,303,887,639.09     100.000

PHYLLIS BURKE DAVIS
Affirmative     12,024,799,360.15     97.732

Withheld        279,088,278.94        2.268

TOTAL           12,303,887,639.09     100.000

ROBERT M. GATES
Affirmative     12,018,153,268.60     97.678

Withheld        285,734,370.49        2.322

TOTAL           12,303,887,639.09     100.000

EDWARD C. JOHNSON 3D
Affirmative     12,022,449,385.26     97.713

Withheld        281,438,253.83        2.287

TOTAL           12,303,887,639.09     100.000

E. BRADLEY JONES
Affirmative     12,011,159,042.04     97.621

Withheld        292,728,597.05        2.379

TOTAL           12,303,887,639.09     100.000

DONALD J. KIRK
Affirmative     12,037,929,370.72     97.838

Withheld        265,958,268.37        2.162

TOTAL           12,303,887,639.09     100.000

                 # OF                 % OF
                 VOTES CAST           VOTES CAST

 PETER S. LYNCH
Affirmative     12,036,485,998.31     97.827

Withheld        267,401,640.78        2.173

TOTAL           12,303,887,639.09     100.000

WILLIAM O. MCCOY
Affirmative     12,036,479,856.48     97.827

Withheld        267,407,782.61        2.173

TOTAL           12,303,887,639.09     100.000

GERALD C. MCDONOUGH
Affirmative     12,020,160,511.29     97.694

Withheld        283,727,127.80        2.306

TOTAL           12,303,887,639.09     100.000

MARVIN L. MANN
Against       12,039,101,531.78     97.848

Withheld      264,786,107.31        2.152

TOTAL         12,303,887,639.09     100.000

ROBERT C. POZEN
Affirmative     12,029,915,166.14     97.773

Withheld        273,972,472.95        2.227

TOTAL           12,303,887,639.09     100.000

THOMAS R. WILLIAMS
Affirmative     12,023,514,869.84     97.721

Withheld        280,372,769.25        2.279

TOTAL           12,303,887,639.09     100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.

DESTINY I         # OF               % OF
                  VOTES CAST        VOTES CAST

Affirmative     6,897,499,125.27     96.581

Against         72,337,124.22        1.013

Abstain         171,810,159.29       2.406

TOTAL           7,141,646,408.78     100.000


DESTINY II         # OF               % OF
                  VOTES CAST         VOTES CAST

Affirmative     4,923,635,671.52     95.378

Against         63,631,261.46        1.232

Abstain         174,974,297.33       3.390

TOTAL           5,162,241,230.31     100.000

PROPOSAL 3

To authorize the Trustees to adopt an amended and restated Declaration of Trust.*

                 # OF                 % OF
                VOTES CAST          VOTES CAST

Affirmative     11,131,125,685.46     90.468

Against         763,788,042.58        6.208

Abstain         408,973,911.05        3.324

TOTAL           12,303,887,639.09     100.000

PROPOSAL 4

To amend the trust's Bylaws.*

                  # OF                 % OF
                 VOTES CAST          VOTES CAST

Affirmative     10,482,701,078.01     85.199

Against         1,363,003,529.20      11.077

Abstain         458,135,367.81        3.724

TOTAL           12,303,839,975.02     100.000

PROPOSAL 5

To adopt a new fundamental policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.

DESTINY I            # OF                % OF
                     VOTES CAST          VOTES CAST

Affirmative         5,861,503,333.60     82.076

Against             1,013,545,201.18     14.192

Abstain             266,550,209.93       3.732

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II         # OF               % OF
                  VOTES CAST          VOTES CAST

Affirmative     4,265,462,636.07     82.628

Against         646,162,823.99       12.517

Abstain         250,615,770.25       4.855

TOTAL           5,162,241,230.31     100.000

PROPOSAL 6

To approve an amended management contract for Destiny I.

                      # OF                % OF
                      VOTES CAST          VOTES CAST

Affirmative         5,922,467,896.71     82.929

Against             963,143,322.96       13.487

Abstain             255,987,525.04       3.584

TOTAL               7,141,598,744.71     100.00

Broker Non-Votes    47,664.07

PROPOSAL 7

To approve an amended management contract for Destiny II.

                  # OF               % OF
                  VOTES CAST         VOTES CAST

Affirmative     4,296,609,730.76     83.231

Against         630,316,132.14       12.211

Abstain         235,315,367.41       4.558

TOTAL           5,162,241,230.31     100.00

PROPOSAL 8

To approve an amended sub-advisory agreement with FMR U.K. for the fund.

DESTINY I              # OF              % OF
                      VOTES CAST         VOTES CAST

Affirmative         6,443,451,256.98     90.224

Against             425,931,245.84       5.964

Abstain             272,216,241.89       3.812

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II         # OF              % OF
                   VOTES CAST        VOTES CAST

Affirmative     4,632,688,155.31     89.742

Against         278,195,913.87       5.389

Abstain         251,357,161.13       4.869

TOTAL           5,162,241,230.31     100.000

PROPOSAL 9

To approve an amended sub-advisory agreement with FMR Far East for the fund.

DESTINY I           # OF                  % OF
                    VOTES CAST            VOTES CAST

Affirmative         6,417,908,120.71     89.867

Against             446,453,503.77       6.251

Abstain             277,237,120.23       3.882

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II            # OF            % OF
                     VOTES CAST      VOTES CAST

Affirmative     4,615,571,555.97     89.410

Against         295,151,995.99       5.718

Abstain         251,517,678.35       4.872

TOTAL           5,162,241,230.31     100.000

PROPOSAL 10

To eliminate a fundamental investment policy for the fund.

DESTINY I            # OF                 % OF
                     VOTES CAST           VOTES CAST

Affirmative         6,177,499,211.29     86.500

Against             681,584,454.40       9.544

Abstain             282,515,079.02       3.956

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II           # OF             % OF
                   VOTES CAST        VOTES CAST

Affirmative     4,455,134,096.97     86.302

Against         466,422,015.78       9.036

Abstain         240,685,117.56       4.662

TOTAL           5,162,241,230.31     100.000

PROPOSAL 11

To amend the fund's diversification limitation to exclude "securities of other investment companies" from issuer diversification limitations.

DESTINY I              # OF               % OF
                      VOTES CAST          VOTES CAST

Affirmative         6,252,942,391.19     87.557

Against             617,505,035.17       8.646

Withheld            271,151,318.35       3.797

TOTAL               7,141,598,744.71     100.000

Broker Non-Votes    47,664.07

DESTINY II           # OF             % OF
                    VOTES CAST        VOTES CAST

Affirmative     4,504,194,777.37     87.253

Against         416,708,329.49       8.072

Withheld        241,338,123.45       4.675

TOTAL           5,162,241,230.31     100.000

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.